UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT              JANUARY 31, 2012

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	5
Shareholder Fee Examples	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	15
Notes to Financial Statements	18
Financial Highlights	27
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated July 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed markedly from the 12 months that preceded it. As the period covered by this report opened in August 2011, U.S. stock investors had just enjoyed a span—during the last five months of 2010 and the first seven months of 2011—in which the broad market climbed approximately 20%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded as financial and economic challenges emerged. High fuel prices, declining U.S. home values, stubbornly high U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of January 31, 2012, generally reflected a more risk-averse investor mindset—U.S. Treasury bonds with maturities of 10 years or longer returned 10% or more, compared with 2–3% returns for broad U.S. stock indices. But the reporting period returns also reflected some renewed optimism about U.S. economic growth prospects and European debt solutions as 2011 ended and 2012 began, when higher risk tolerances returned to the markets.

More market volatility appears likely in 2012, however, as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election sway investors. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board of directors of the funds was pleased at the announcement of a new strategic partner for the investment advisor to the American Century Investments funds. Canadian Imperial Bank of Commerce (CIBC), a leading Canadian financial institution, purchased the 41 percent economic interest in American Century Companies, the parent corporation of the advisor, previously held by JPMorgan Chase & Co. Based in Toronto, CIBC provides a full range of retail and wholesale banking services to almost 11 million clients through approximately 1,100 branches and offices in Canada, the U.S. and around the world. This transaction will benefit fund shareholders by bolstering the financial strength of the advisor and providing a strategic partner to help support its growth initiative to broaden non-U.S. distribution of its products and services.

The board also has been briefed throughout the year on the impact on fund performance of the European banking crisis, the U.S. deficit reduction debates, and the pace of economic growth. While the performance of all funds has been affected, the majority of American Century Investments funds overseen by the board are exceeding their benchmarks for the five- and ten-year periods ended December 31, 2011. This is commendable performance, particularly in these challenging market conditions.

We are completing another year of board oversight on your behalf. We appreciate any comments you would like to share with the board. Send them to me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,
Don Pratt

3

Performance

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	2.84%	6.50%	4.45%	4.96%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	2.27%	5.96%	3.96%	5.45%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	0.60%	4.03%	3.00%	5.91%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	-0.98%	2.27%	2.24%	6.05%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	-2.16%	0.55%	0.76%	5.65%	9/30/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	4.90%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.60%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.64%
One Choice Portfolio: Conservative — Investor Class	0.75%
One Choice Portfolio: Moderate — Investor Class	0.85%
One Choice Portfolio: Aggressive — Investor Class	0.95%
One Choice Portfolio: Very Aggressive — Investor Class	1.02%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Portfolio Characteristics

Underlying Fund Allocations as a % of net assets as of January 31, 2012(1)
	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Equity
Core Equity Plus Fund	1.0%	2.0%	4.0%	4.5%	4.7%
Equity Growth Fund	4.1%	7.0%	12.0%	9.9%	13.0%
Growth Fund	2.5%	4.7%	8.1%	14.6%	17.8%
Large Company Value Fund	8.0%	11.0%	9.4%	8.4%	10.5%
Mid Cap Value Fund	5.1%	6.7%	5.5%	4.7%	6.0%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	2.0%
Small Company Fund	1.0%	1.5%	2.0%	2.3%	2.5%
VistaSM Fund	1.5%	4.0%	7.1%	13.6%	16.4%
Emerging Markets Fund	—	—	4.1%	6.7%	7.6%
International Growth Fund	—	6.0%	10.0%	12.5%	15.5%
Total Equity	25.2%	44.9%	64.2%	79.2%	96.0%
Fixed Income
Diversified Bond Fund	32.0%	30.0%	18.0%	10.1%	3.0%
High-Yield Fund	—	—	4.6%	6.0%	—
Inflation-Adjusted Bond Fund	9.9%	9.1%	5.7%	3.8%	—
International Bond Fund	10.0%	8.0%	2.9%	—	—
Total Fixed Income	51.9%	47.1%	31.2%	19.9%	3.0%
Prime Money Market Fund	22.9%	8.0%	4.6%	0.9%	1.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 - 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 - 1/31/12	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,028.40	$0.00	0.00%(3)	$3.16	0.62%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.15	0.62%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,022.70	$0.00	0.00%(3)	$3.86	0.76%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.86	0.76%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,006.00	$0.00	0.00%(3)	$4.44	0.88%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.47	0.88%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$990.20	$0.00	0.00%(3)	$4.95	0.99%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$5.03	0.99%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$978.40	$0.00	0.00%(3)	$5.12	1.03%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$5.23	1.03%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

7

Schedule of Investments

JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 41.9%
Diversified Bond Fund Investor Class	7,315,189	$81,052,298
Inflation-Adjusted Bond Fund Investor Class	1,932,887	25,166,189
		106,218,487
DOMESTIC EQUITY FUNDS — 25.2%
Core Equity Plus Fund Investor Class	244,117	2,533,931
Equity Growth Fund Investor Class	459,624	10,332,353
Growth Fund Investor Class	245,776	6,449,158
Large Company Value Fund Investor Class	3,530,504	20,159,179
Mid Cap Value Fund Investor Class	1,054,413	12,906,011
Real Estate Fund Investor Class	243,332	5,202,433
Small Company Fund Investor Class	311,073	2,578,794
Vista Fund Investor Class(2)	234,608	3,854,610
		64,016,469
MONEY MARKET FUNDS — 22.9%
Prime Money Market Fund Investor Class	57,968,346	57,968,346
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	1,738,116	25,254,824
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $231,539,548)		253,458,126
OTHER ASSETS AND LIABILITIES†		75,140
TOTAL NET ASSETS — 100.0%		$253,533,266

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 39.1%
Diversified Bond Fund Investor Class	13,659,201	$151,343,944
Inflation-Adjusted Bond Fund Investor Class	3,497,035	45,531,401
		196,875,345
DOMESTIC EQUITY FUNDS — 38.9%
Core Equity Plus Fund Investor Class	970,223	10,070,920
Equity Growth Fund Investor Class	1,567,259	35,231,986
Growth Fund Investor Class	910,799	23,899,356
Large Company Value Fund Investor Class	9,683,113	55,290,573
Mid Cap Value Fund Investor Class	2,779,253	34,018,060
Real Estate Fund Investor Class	473,592	10,125,403
Small Company Fund Investor Class	911,121	7,553,190
Vista Fund Investor Class(2)	1,222,049	20,078,269
		196,267,757
MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	40,283,679	40,283,679
INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	2,772,449	40,283,679
INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	2,994,628	30,305,636
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $453,912,655)		504,016,096
OTHER ASSETS AND LIABILITIES†		103,874
TOTAL NET ASSETS — 100.0%		$504,119,970

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements

8

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.1%
Core Equity Plus Fund Investor Class	3,228,146	$33,508,151
Equity Growth Fund Investor Class	4,458,303	100,222,643
Growth Fund Investor Class	2,583,567	67,792,792
Large Company Value Fund Investor Class	13,784,996	78,712,326
Mid Cap Value Fund Investor Class	3,765,714	46,092,337
Real Estate Fund Investor Class	795,358	17,004,752
Small Company Fund Investor Class	2,045,174	16,954,496
Vista Fund Investor Class(2)	3,582,940	58,867,697
		419,155,194
DOMESTIC FIXED INCOME FUNDS — 28.3%
Diversified Bond Fund Investor Class	13,627,236	150,989,773
High-Yield Fund Investor Class	6,367,066	38,075,053
Inflation-Adjusted Bond Fund Investor Class	3,642,035	47,419,294
		236,484,120
INTERNATIONAL EQUITY FUNDS — 14.1%
Emerging Markets Fund Investor Class(2)	4,441,024	34,284,707
International Growth Fund Investor Class	8,292,356	83,918,641
		118,203,348
MONEY MARKET FUNDS — 4.6%
Prime Money Market Fund Investor Class	38,745,079	38,745,079
INTERNATIONAL FIXED INCOME FUNDS — 2.9%
International Bond Fund Investor Class	1,636,054	23,771,863
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $746,224,382)		836,359,604
OTHER ASSETS AND LIABILITIES†		85,921
TOTAL NET ASSETS — 100.0%		$836,445,525

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.0%
Core Equity Plus Fund Investor Class	2,331,507	$24,201,041
Equity Growth Fund Investor Class	2,382,326	53,554,698
Growth Fund Investor Class	3,008,379	78,939,872
Large Company Value Fund Investor Class	7,882,512	45,009,145
Mid Cap Value Fund Investor Class	2,086,790	25,542,305
Real Estate Fund Investor Class	512,798	10,963,628
Small Company Fund Investor Class	1,483,535	12,298,508
Vista Fund Investor Class(2)	4,454,978	73,195,286
		323,704,483
DOMESTIC FIXED INCOME FUNDS — 19.9%
Diversified Bond Fund Investor Class	4,914,985	54,458,032
High-Yield Fund Investor Class	5,379,310	32,168,276
Inflation-Adjusted Bond Fund Investor Class	1,570,121	20,442,981
		107,069,289
INTERNATIONAL EQUITY FUNDS — 19.2%
Emerging Markets Fund Investor Class(2)	4,653,614	35,925,901
International Growth Fund Investor Class	6,664,454	67,444,275
		103,370,176
MONEY MARKET FUNDS — 0.9%
Prime Money Market Fund Investor Class	4,995,759	4,995,759
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $479,773,648)		539,139,707
OTHER ASSETS AND LIABILITIES†		35,950
TOTAL NET ASSETS — 100.0%		$539,175,657

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements

9

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 72.9%
Core Equity Plus Fund Investor Class	883,059	$9,166,151
Equity Growth Fund Investor Class	1,116,274	25,093,835
Growth Fund Investor Class	1,310,535	34,388,441
Large Company Value Fund Investor Class	3,544,075	20,236,668
Mid Cap Value Fund Investor Class	951,674	11,648,491
Real Estate Fund Investor Class	182,929	3,911,026
Small Company Fund Investor Class	585,888	4,857,011
Vista Fund Investor Class(2)	1,933,952	31,774,836
		141,076,459
INTERNATIONAL EQUITY FUNDS — 23.1%
Emerging Markets Fund Investor Class(2)	1,894,180	14,623,068
International Growth Fund Investor Class	2,967,060	30,026,647
		44,649,715
DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	524,047	5,806,442
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	1,905,662	1,905,662
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $169,089,198)		193,438,278
OTHER ASSETS AND LIABILITIES†		67
TOTAL NET ASSETS — 100.0%		$193,438,345

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements

10

Statement of Assets and Liabilities

JANUARY 31, 2012 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of $231,539,548, $453,912,655 and $746,224,382, respectively)	$253,458,126	$504,016,096	$836,359,604
Cash	—	75,000	12,500
Receivable for investments sold	—	13,158,252	—
Receivable for capital shares sold	420,038	1,124,475	10,661,216
Distributions receivable from affiliates	191,905	365,681	490,993
	254,070,069	518,739,504	847,524,313

Liabilities
Payable for investments purchased	383,408	365,681	10,293,483
Payable for capital shares redeemed	153,395	14,253,853	785,305
	536,803	14,619,534	11,078,788

Net Assets	$253,533,266	$504,119,970	$836,445,525

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	22,742,700	43,863,168	70,097,054

Net Asset Value Per Share	$11.15	$11.49	$11.93

Net Assets Consist of:
Capital (par value and paid-in surplus)	$237,420,056	$480,276,190	$818,121,828
Undistributed net investment income	203,387	384,970	519,905
Accumulated net realized loss	(6,008,755)	(26,644,631)	(72,331,430)
Net unrealized appreciation	21,918,578	50,103,441	90,135,222
	$253,533,266	$504,119,970	$836,445,525

See Notes to Financial Statements.

11

JANUARY 31, 2012 (UNAUDITED)
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $479,773,648 and $169,089,198, respectively)	$539,139,707	$193,438,278
Cash	26,581	—
Receivable for capital shares sold	5,133,307	623,896
Distributions receivable from affiliates	263,140	13,798
	544,562,735	194,075,972

Liabilities
Payable for investments purchased	5,057,490	506,573
Payable for capital shares redeemed	329,588	131,054
	5,387,078	637,627

Net Assets	$539,175,657	$193,438,345

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	44,016,914	15,828,552

Net Asset Value Per Share	$12.25	$12.22

Net Assets Consist of:
Capital (par value and paid-in surplus)	$525,915,392	$196,594,129
Undistributed net investment income	278,947	13,070
Accumulated net realized loss	(46,384,741)	(27,517,934)
Net unrealized appreciation	59,366,059	24,349,080
	$539,175,657	$193,438,345

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$3,459,139	$7,305,769	$9,630,186

Expenses:
Directors’ fees and expenses	4,011	8,378	13,724
Other expenses	—	32	43
	4,011	8,410	13,767

Net investment income (loss)	3,455,128	7,297,359	9,616,419

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(209,231)	(2,991,582)	(6,328,053)
Capital gain distributions received from underlying funds	1,411,903	3,474,107	5,568,378
	1,202,672	482,525	(759,675)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,788,342	4,180,969	(3,323,757)

Net realized and unrealized gain (loss) on affiliates	3,991,014	4,663,494	(4,083,432)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,446,142	$11,960,853	$5,532,987

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,068,365	$1,225,651

Expenses:
Directors’ fees and expenses	8,870	3,360

Net investment income (loss)	5,059,495	1,222,291

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(5,161,501)	(2,978,562)
Capital gain distributions received from underlying funds	4,345,534	1,624,343
	(815,967)	(1,354,219)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(7,879,359)	(4,458,857)

Net realized and unrealized gain (loss) on affiliates	(8,695,326)	(5,813,076)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,635,831)	$(4,590,785)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$3,455,128	$3,814,122	$7,297,359	$8,318,059
Net realized gain (loss)	1,202,672	2,132,555	482,525	(801,932)
Change in net unrealized appreciation (depreciation)	2,788,342	7,717,853	4,180,969	33,445,395
Net increase (decrease) in net assets resulting from operations	7,446,142	13,664,530	11,960,853	40,961,522

Distributions to Shareholders
From net investment income	(3,464,073)	(3,783,399)	(7,357,286)	(8,225,768)
From net realized gains	(292,624)	—	—	—
Decrease in net assets from distributions	(3,756,697)	(3,783,399)	(7,357,286)	(8,225,768)

Capital Share Transactions
Proceeds from shares sold	80,505,548	94,829,453	92,120,026	172,785,885
Proceeds from reinvestment of distributions	3,667,539	3,705,056	7,213,995	8,052,124
Payments for shares redeemed	(40,868,940)	(60,398,749)	(66,144,041)	(73,795,552)
Net increase (decrease) in net assets from capital share transactions	43,304,147	38,135,760	33,189,980	107,042,457

Net increase (decrease) in net assets	46,993,592	48,016,891	37,793,547	139,778,211

Net Assets
Beginning of period	206,539,674	158,522,783	466,326,423	326,548,212
End of period	$253,533,266	$206,539,674	$504,119,970	$466,326,423

Undistributed net investment income	$203,387	$212,332	$384,970	$444,897

Transactions in Shares of the Funds
Sold	7,401,523	8,772,183	8,283,051	15,453,330
Issued in reinvestment of distributions	337,254	345,542	651,494	728,292
Redeemed	(3,745,831)	(5,600,260)	(5,935,271)	(6,649,688)
Net increase (decrease) in shares of the funds	3,992,946	3,517,465	2,999,274	9,531,934

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	Moderate		Aggressive
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$9,616,419	$13,174,010	$5,059,495	$7,212,238
Net realized gain (loss)	(759,675)	(5,272,264)	(815,967)	(3,850,305)
Change in net unrealized appreciation (depreciation)	(3,323,757)	91,450,334	(7,879,359)	75,608,596
Net increase (decrease) in net assets resulting from operations	5,532,987	99,352,080	(3,635,831)	78,970,529

Distributions to Shareholders
From net investment income	(9,784,769)	(13,050,284)	(8,508,086)	(6,747,826)

Capital Share Transactions
Proceeds from shares sold	110,720,031	197,207,466	66,783,148	109,117,908
Proceeds from reinvestment of distributions	9,581,542	12,771,873	8,406,891	6,666,304
Payments for shares redeemed	(83,089,294)	(127,129,405)	(47,101,482)	(85,824,926)
Net increase (decrease) in net assets from capital share transactions	37,212,279	82,849,934	28,088,557	29,959,286

Net increase (decrease) in net assets	32,960,497	169,151,730	15,944,640	102,181,989

Net Assets
Beginning of period	803,485,028	634,333,298	523,231,017	421,049,028
End of period	$836,445,525	$803,485,028	$539,175,657	$523,231,017

Undistributed net investment income	$519,905	$688,255	$278,947	$3,727,538

Transactions in Shares of the Funds
Sold	9,664,416	16,875,171	5,708,704	8,966,120
Issued in reinvestment of distributions	844,061	1,100,826	719,768	552,762
Redeemed	(7,326,697)	(10,928,387)	(4,018,295)	(7,088,849)
Net increase (decrease) in shares of the funds	3,181,780	7,047,610	2,410,177	2,430,033

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$1,222,291	$1,639,996
Net realized gain (loss)	(1,354,219)	(3,125,066)
Change in net unrealized appreciation (depreciation)	(4,458,857)	35,450,590
Net increase (decrease) in net assets resulting from operations	(4,590,785)	33,965,520

Distributions to Shareholders
From net investment income	(1,927,419)	(1,593,820)

Capital Share Transactions
Proceeds from shares sold	17,589,506	47,465,390
Proceeds from reinvestment of distributions	1,889,649	1,567,813
Payments for shares redeemed	(22,636,800)	(42,076,077)
Net increase (decrease) in net assets from capital share transactions	(3,157,645)	6,957,126

Net increase (decrease) in net assets	(9,675,849)	39,328,826

Net Assets
Beginning of period	203,114,194	163,785,368
End of period	$193,438,345	$203,114,194

Undistributed net investment income	$13,070	$718,198

Transactions in Shares of the Funds
Sold	1,516,653	3,886,123
Issued in reinvestment of distributions	163,041	129,038
Redeemed	(1,948,864)	(3,485,006)
Net increase (decrease) in shares of the funds	(269,170)	530,155

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2012 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2012 were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$63,139,724	$93,964,123	$145,427,545	$87,903,446	$21,269,939
Sales	$18,800,383	$57,463,837	$102,900,339	$58,953,896	$23,508,436

19

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2012 follows:

	July 31, 2011					January 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Conservative
Diversified Bond Fund Investor Class	6,041,121	$18,242,525	$4,178,494	$27,287	$2,418,159	7,315,189	$81,052,298
Inflation-Adjusted Bond Fund Investor Class	1,644,028	4,438,739	684,958	36,715	701,290	1,932,887	25,166,189
Core Equity Plus Fund Investor Class	—	2,409,583	—	—	1,098	244,117	2,533,931
Equity Growth Fund Investor Class	467,493	3,516,225	3,782,763	94,131	90,617	459,624	10,332,353
Growth Fund Investor Class	228,796	1,825,479	1,487,184	(31,249)	243,410	245,776	6,449,158
Large Company Value Fund Investor Class	2,761,401	7,137,962	3,509,981	(152,572)	199,903	3,530,504	20,159,179
Mid Cap Value Fund Investor Class	736,240	4,830,721	1,330,030	(88,564)	694,248	1,054,413	12,906,011
Real Estate Fund Investor Class	198,109	1,497,771	708,541	(3,417)	64,354	243,332	5,202,433
Small Company Fund Investor Class	252,408	646,459	255,849	(14,992)	2,649	311,073	2,578,794
Vista Fund Investor Class(2)	235,678	1,288,997	1,437,037	(74,192)	—	234,608	3,854,610
Prime Money Market Fund Investor Class	47,372,238	11,740,469	1,144,361	—	2,592	57,968,346	57,968,346
International Bond Fund Investor Class	1,384,407	5,564,794	490,416	(2,378)	452,722	1,738,116	25,254,824
		$63,139,724	$19,009,614	$(209,231)	$4,871,042		$253,458,126

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

20

	July 31, 2011					January 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Conservative
Diversified Bond Fund Investor Class	12,934,678	$25,665,578	$17,626,124	$120,790	$4,675,328	13,659,201	$151,343,944
Inflation-Adjusted Bond Fund Investor Class	3,385,240	6,287,839	4,621,130	248,821	1,280,733	3,497,035	45,531,401
Core Equity Plus Fund Investor Class	—	9,888,389	315,032	15,764	4,507	970,223	10,070,920
Equity Growth Fund Investor Class	1,880,738	5,475,672	13,640,804	(1,250,272)	330,353	1,567,259	35,231,986
Growth Fund Investor Class	894,126	4,349,507	4,304,037	(161,424)	944,723	910,799	23,899,356
Large Company Value Fund Investor Class	8,649,421	8,689,734	4,752,811	(1,163,056)	570,987	9,683,113	55,290,573
Mid Cap Value Fund Investor Class	2,285,733	7,355,938	1,921,799	(182,627)	1,920,641	2,779,253	34,018,060
Real Estate Fund Investor Class	441,012	1,504,617	976,175	(13,890)	131,760	473,592	10,125,403
Small Company Fund Investor Class	843,385	1,006,826	709,428	(135,264)	8,461	911,121	7,553,190
Vista Fund Investor Class(2)	1,181,374	4,096,212	3,996,237	(330,342)	—	1,222,049	20,078,269
Prime Money Market Fund Investor Class	37,616,913	5,690,696	3,023,930	—	1,854	40,283,679	40,283,679
International Bond Fund Investor Class	2,514,891	6,988,986	3,377,850	9,645	758,381	2,772,449	40,283,679
International Growth Fund Investor Class	2,388,907	6,964,129	1,190,062	(149,727)	152,148	2,994,628	30,305,636
		$93,964,123	$60,455,419	$(2,991,582)	$10,779,876		$504,016,096

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

21

	July 31, 2011					January 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Moderate
Core Equity Plus Fund Investor Class	—	$31,848,853	—	—	$14,520	3,228,146	$33,508,151
Equity Growth Fund Investor Class	5,778,978	9,029,890	$44,034,486	$(6,539,283)	942,253	4,458,303	100,222,643
Growth Fund Investor Class	2,509,085	8,406,369	6,588,915	165,757	2,561,722	2,583,567	67,792,792
Large Company Value Fund Investor Class	12,840,900	5,965,461	1,644,175	(466,584)	800,445	13,784,996	78,712,326
Mid Cap Value Fund Investor Class	3,164,295	6,975,099	881	(125)	2,508,845	3,765,714	46,092,337
Real Estate Fund Investor Class	793,128	1,408,151	1,371,674	28,706	212,958	795,358	17,004,752
Small Company Fund Investor Class	1,929,489	1,787,303	1,322,886	(320,202)	18,739	2,045,174	16,954,496
Vista Fund Investor Class(2)	3,392,225	8,940,601	6,946,230	(723,579)	—	3,582,940	58,867,697
Diversified Bond Fund Investor Class	14,106,618	24,553,350	29,173,246	723,720	4,779,496	13,627,236	150,989,773
High-Yield Fund Investor Class	3,961,078	15,209,967	953,663	(73,489)	1,114,706	6,367,066	38,075,053
Inflation-Adjusted Bond Fund Investor Class	3,949,353	4,206,036	7,228,062	959,679	1,371,512	3,642,035	47,419,294
Emerging Markets Fund Investor Class(2)	3,512,383	6,974,384	114,254	(20,876)	—	4,441,024	34,284,707
International Growth Fund Investor Class	6,960,663	13,954,341	1,104,114	(163,086)	408,327	8,292,356	83,918,641
Prime Money Market Fund Investor Class	40,704,725	3,439,396	5,399,042	—	1,871	38,745,079	38,745,079
International Bond Fund Investor Class	1,674,984	2,728,344	3,346,764	101,309	463,170	1,636,054	23,771,863
		$145,427,545	$109,228,392	$(6,328,053)	$15,198,564		$836,359,604

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

22

	July 31, 2011					January 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Aggressive
Core Equity Plus Fund Investor Class	—	$23,095,131	$97,488	$314	$10,531	2,331,507	$24,201,041
Equity Growth Fund Investor Class	3,441,314	2,948,918	30,170,302	(4,619,431)	522,849	2,382,326	53,554,698
Growth Fund Investor Class	2,913,516	7,829,982	5,529,718	205,200	2,993,546	3,008,379	78,939,872
Large Company Value Fund Investor Class	7,508,693	2,965,355	1,444,110	(398,458)	457,098	7,882,512	45,009,145
Mid Cap Value Fund Investor Class	1,773,033	3,796,780	131,772	(15,019)	1,387,417	2,086,790	25,542,305
Real Estate Fund Investor Class	510,097	838,175	885,987	(79,117)	137,372	512,798	10,963,628
Small Company Fund Investor Class	1,439,867	919,464	855,272	(223,697)	13,411	1,483,535	12,298,508
Vista Fund Investor Class(2)	4,169,480	9,038,336	5,432,879	(475,037)	—	4,454,978	73,195,286
Diversified Bond Fund Investor Class	5,303,321	8,173,442	12,135,552	353,771	1,774,033	4,914,985	54,458,032
High-Yield Fund Investor Class	4,300,034	7,613,552	1,269,741	(86,699)	1,200,051	5,379,310	32,168,276
Inflation-Adjusted Bond Fund Investor Class	1,691,490	1,901,593	3,126,539	353,385	588,303	1,570,121	20,442,981
Emerging Markets Fund Investor Class(2)	3,746,515	6,881,324	380,372	(68,307)	—	4,653,614	35,925,901
International Growth Fund Investor Class	5,660,440	10,296,007	691,238	(108,406)	329,069	6,664,454	67,444,275
Prime Money Market Fund Investor Class	5,354,799	1,605,387	1,964,427	—	219	4,995,759	4,995,759
		$87,903,446	$64,115,397	$(5,161,501)	$9,413,899		$539,139,707

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

23

	July 31, 2011					January 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Aggressive
Core Equity Plus Fund Investor Class	—	$8,933,153	$208,530	$7,462	$4,067	883,059	$9,166,151
Equity Growth Fund Investor Class	1,642,050	871,858	13,974,035	(1,965,909)	247,783	1,116,274	25,093,835
Growth Fund Investor Class	1,382,976	1,752,089	3,627,761	(12,092)	1,330,646	1,310,535	34,388,441
Large Company Value Fund Investor Class	3,645,888	826,926	1,930,523	(568,360)	212,211	3,544,075	20,236,668
Mid Cap Value Fund Investor Class	893,015	1,209,252	556,803	(48,620)	667,736	951,674	11,648,491
Real Estate Fund Investor Class	196,230	226,973	471,650	29,905	51,818	182,929	3,911,026
Small Company Fund Investor Class	625,252	133,706	587,181	(130,591)	5,659	585,888	4,857,011
Vista Fund Investor Class(2)	1,975,785	1,688,383	2,623,026	(202,100)	—	1,933,952	31,774,836
Emerging Markets Fund Investor Class(2)	1,682,295	1,898,468	433,382	(71,093)	—	1,894,180	14,623,068
International Growth Fund Investor Class	2,729,654	2,777,194	512,325	(64,653)	145,679	2,967,060	30,026,647
Diversified Bond Fund Investor Class	566,948	783,165	1,213,151	47,489	184,304	524,047	5,806,442
Prime Money Market Fund Investor Class	2,085,521	168,772	348,631	—	91	1,905,662	1,905,662
		$21,269,939	$26,486,998	$(2,978,562)	$2,849,994		$193,438,278

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2012, Moderate and Aggressive owned 41% and 30%, respectively, of the total outstanding shares of Core Equity Plus Fund. As of January 31, 2012, the funds, in aggregate, owned 98% of the total outstanding shares of the underlying Core Equity Plus Fund.

24

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

	Very Conservative	Conservative	Moderate
Federal tax cost of investments	$239,082,729	$474,907,632	$795,448,389
Gross tax appreciation of investments	$14,375,397	$29,108,464	$41,202,502
Gross tax depreciation of investments	—	—	(291,287)
Net tax appreciation (depreciation) of investments	$14,375,397	$29,108,464	$40,911,215

	Aggressive	Very Aggressive
Federal tax cost of investments	$512,349,514	$186,212,618
Gross tax appreciation of investments	$28,483,777	$7,623,711
Gross tax depreciation of investments	(1,693,584)	(398,051)
Net tax appreciation (depreciation) of investments	$26,790,193	$7,225,660

25

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2011:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Accumulated capital losses	—	$(4,146,917)	$(17,505,551)	$(10,416,129)	$(7,417,112)
Capital loss deferrals	—	$(3,282,343)	$(6,473,313)	$(3,917,240)	$(2,256,614)

The capital loss deferrals represent net capital losses incurred in the nine-month period ended July 31, 2011. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018	2019
Very Conservative	—	—	—
Conservative	$(685,394)	$(3,067,145)	$(394,378)
Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)
Aggressive	$(2,141,306)	$(5,491,772)	$(2,783,051)
Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)

The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)

One Choice Portfolio: Very Conservative — Investor Class
2012(4)	$11.02	0.17	0.13	0.30	(0.16)	(0.01)	(0.17)	$11.15	2.84%	0.00%(5)(6)	3.04%(5)	8%	$253,533
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(6)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
2009	$10.36	0.30	(0.40)	(0.10)	(0.32)	(0.06)	(0.38)	$9.88	(0.87)%	0.00%(6)	3.13%	42%	$114,699
2008	$10.55	0.43	(0.12)	0.31	(0.46)	(0.04)	(0.50)	$10.36	2.91%	0.00%(6)	4.06%	17%	$84,601
2007	$10.23	0.40	0.33	0.73	(0.39)	(0.02)	(0.41)	$10.55	7.23%	0.00%(6)	3.83%	17%	$40,983
One Choice Portfolio: Conservative — Investor Class
2012(4)	$11.41	0.17	0.08	0.25	(0.17)	—	(0.17)	$11.49	2.27%	0.00%(5)(6)	3.09%(5)	12%	$504,120
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(6)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(6)	2.29%	7%	$326,548
2009	$10.89	0.29	(0.98)	(0.69)	(0.31)	(0.20)	(0.51)	$9.69	(6.05)%	0.00%(6)	3.13%	40%	$252,404
2008	$11.38	0.44	(0.40)	0.04	(0.45)	(0.08)	(0.53)	$10.89	0.18%	0.00%(6)	3.85%	18%	$283,076
2007	$10.66	0.35	0.75	1.10	(0.35)	(0.03)	(0.38)	$11.38	10.41%	0.00%(6)	3.14%	7%	$227,830

27

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)

One Choice Portfolio: Moderate — Investor Class
2012(4)	$12.01	0.14	(0.08)	0.06	(0.14)	—	(0.14)	$11.93	0.60%	0.00%(5)(6)	2.50%(5)	13%	$836,446
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(6)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333
2009	$11.73	0.24	(1.70)	(1.46)	(0.26)	(0.36)	(0.62)	$9.65	(11.94)%	0.00%(6)	2.63%	32%	$542,182
2008	$12.58	0.43	(0.70)	(0.27)	(0.44)	(0.14)	(0.58)	$11.73	(2.37)%	0.00%(6)	3.44%	18%	$651,833
2007	$11.34	0.35	1.29	1.64	(0.35)	(0.05)	(0.40)	$12.58	14.56%	0.00%(6)	2.85%	7%	$586,377
One Choice Portfolio: Aggressive — Investor Class
2012(4)	$12.58	0.12	(0.25)	(0.13)	(0.20)	—	(0.20)	$12.25	(0.98)%	0.00%(5)(6)	2.05%(5)	12%	$539,176
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(6)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	—	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049
2009	$12.62	0.20	(2.49)	(2.29)	(0.24)	(0.47)	(0.71)	$9.62	(17.28)%	0.00%(6)	2.12%	27%	$351,089
2008	$13.69	0.41	(0.90)	(0.49)	(0.40)	(0.18)	(0.58)	$12.62	(3.97)%	0.00%(6)	3.07%	17%	$426,087
2007	$11.83	0.32	1.87	2.19	(0.28)	(0.05)	(0.33)	$13.69	18.78%	0.00%(6)	2.46%	7%	$397,022

28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)

One Choice Portfolio: Very Aggressive — Investor Class
2012(4)	$12.62	0.08	(0.36)	(0.28)	(0.12)	—	(0.12)	$12.22	(2.16)%	0.00%(5)(6)	1.31%(5)	11%	$193,438
2011	$10.52	0.11	2.09	2.20	(0.10)	—	(0.10)	$12.62	20.97%	0.00%(6)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	—	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785
2009	$13.11	0.13	(3.17)	(3.04)	(0.14)	(0.57)	(0.71)	$9.36	(22.35)%	0.00%(6)	1.48%	23%	$146,096
2008	$14.58	0.36	(1.27)	(0.91)	(0.37)	(0.19)	(0.56)	$13.11	(6.63)%	0.00%(6)	2.53%	15%	$181,459
2007	$12.23	0.25	2.40	2.65	(0.24)	(0.06)	(0.30)	$14.58	21.87%	0.00%(6)	1.85%	8%	$168,844

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74621   1203

JANUARY 31, 2012

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

LIVESTRONG® 2055 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	15
Shareholder Fee Examples	17
Schedule of Investments	23
Statement of Assets and Liabilities	28
Statement of Operations	32
Statement of Changes in Net Assets	36
Notes to Financial Statements	41
Financial Highlights	66
Additional Information	95

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated July 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed markedly from the 12 months that preceded it. As the period covered by this report opened in August 2011, U.S. stock investors had just enjoyed a span—during the last five months of 2010 and the first seven months of 2011—in which the broad market climbed approximately 20%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded as financial and economic challenges emerged. High fuel prices, declining U.S. home values, stubbornly high U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of January 31, 2012, generally reflected a more risk-averse investor mindset—U.S. Treasury bonds with maturities of 10 years or longer returned 10% or more, compared with 2–3% returns for broad U.S. stock indices. But the reporting period returns also reflected some renewed optimism about U.S. economic growth prospects and European debt solutions as 2011 ended and 2012 began, when higher risk tolerances returned to the markets.

More market volatility appears likely in 2012, however, as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election sway investors. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board of directors of the funds was pleased at the announcement of a new strategic partner for the investment advisor to the American Century Investments funds. Canadian Imperial Bank of Commerce (CIBC), a leading Canadian financial institution, purchased the 41 percent economic interest in American Century Companies, the parent corporation of the advisor, previously held by JPMorgan Chase & Co. Based in Toronto, CIBC provides a full range of retail and wholesale banking services to almost 11 million clients through approximately 1,100 branches and offices in Canada, the U.S. and around the world. This transaction will benefit fund shareholders by bolstering the financial strength of the advisor and providing a strategic partner to help support its growth initiative to broaden non-U.S. distribution of its products and services.

The board also has been briefed throughout the year on the impact on fund performance of the European banking crisis, the U.S. deficit reduction debates, and the pace of economic growth. While the performance of all funds has been affected, the majority of American Century Investments funds overseen by the board are exceeding their benchmarks for the five- and ten-year periods ended December 31, 2011. This is commendable performance, particularly in these challenging market conditions.

We are completing another year of board oversight on your behalf. We appreciate any comments you would like to share with the board. Send them to me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,
Don Pratt

Performance

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	2.40%	5.81%	3.94%	5.18%	8/31/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.57%	—
Institutional Class	ATTIX	2.42%	5.92%	4.15%	5.39%	8/31/04
A Class(2) No sales charge* With sales charge*	ARTAX	2.27% -3.65%	5.55% -0.54%	3.70% 2.48%	4.92% 4.09%	8/31/04
C Class No sales charge* With sales charge*	ATTCX	1.87% 0.87%	4.76% 4.76%	— —	7.38% 7.38%	3/1/10
R Class	ARSRX	2.14%	5.29%	3.42%	4.65%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	2.18%	5.56%	3.69%	5.76%	8/31/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.57%	—
Institutional Class	ARNIX	2.30%	5.76%	3.91%	5.98%	8/31/04
A Class(2) No sales charge* With sales charge*	ARFAX	2.01% -3.82%	5.29% -0.75%	3.44% 2.23%	5.50% 4.66%	8/31/04
C Class No sales charge* With sales charge*	AFNCX	1.67% 0.67%	4.59% 4.59%	— —	7.71% 7.71%	3/1/10
R Class	ARFRX	1.93%	5.03%	3.19%	5.24%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	1.81%	5.16%	2.92%	5/30/08
Russell 3000 Index	—	2.12%	3.86%	0.80%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.89%	—
Institutional Class	ARBSX	1.92%	5.37%	3.12%	5/30/08
A Class(2) No sales charge* With sales charge*	ARBMX	1.66% -4.17%	5.00% -1.02%	2.67% 1.03%	5/30/08
C Class No sales charge* With sales charge*	ARNCX	1.29% 0.29%	4.21% 4.21%	7.98% 7.98%	3/1/10
R Class	ARBRX	1.60%	4.74%	2.42%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	1.53%	4.73%	3.14%	6.02%	8/31/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.57%	—
Institutional Class	ARWFX	1.65%	4.94%	3.35%	6.23%	8/31/04
A Class(2) No sales charge* With sales charge*	ARWAX	1.37% -4.47%	4.38% -1.64%	2.87% 1.65%	5.75% 4.91%	8/31/04
C Class No sales charge* With sales charge*	ARWCX	0.94% -0.06%	3.68% 3.68%	— —	8.18% 8.18%	3/1/10
R Class	ARWRX	1.28%	4.21%	2.61%	5.49%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	1.19%	4.16%	1.94%	5/30/08
Russell 3000 Index	—	2.12%	3.86%	0.80%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.89%	—
Institutional Class	ARCSX	1.19%	4.37%	2.12%	5/30/08
A Class(2) No sales charge* With sales charge*	ARCMX	0.93% -4.88%	3.80% -2.15%	1.64% 0.02%	5/30/08
C Class No sales charge* With sales charge*	ARWOX	0.67% -0.32%	3.12% 3.12%	8.29% 8.29%	3/1/10
R Class	ARCRX	0.88%	3.64%	1.42%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	0.84%	3.74%	2.36%	6.09%	8/31/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.57%	—
Institutional Class	ARLIX	0.88%	3.94%	2.55%	6.30%	8/31/04
A Class(2) No sales charge* With sales charge*	ARYAX	0.75% -5.03%	3.57% -2.38%	2.11% 0.90%	5.83% 4.99%	8/31/04
C Class No sales charge* With sales charge*	ARLCX	0.32% -0.68%	2.62% 2.62%	— —	8.52% 8.52%	3/1/10
R Class	ARYRX	0.58%	3.22%	1.84%	5.56%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	0.62%	3.38%	1.51%	5/30/08
Russell 3000 Index	—	2.12%	3.86%	0.80%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.89%	—
Institutional Class	ARDSX	0.62%	3.49%	1.68%	5/30/08
A Class(2) No sales charge* With sales charge*	ARDMX	0.37% -5.43%	3.02% -2.90%	1.23% -0.39%	5/30/08
C Class No sales charge* With sales charge*	ARNOX	0.02% -0.97%	2.36% 2.36%	8.79% 8.79%	3/1/10
R Class	ARDRX	0.32%	2.87%	0.99%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	0.29%	3.07%	1.90%	6.07%	8/31/04
Russell 3000 Index	—	2.12%	3.86%	0.60%	5.06%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.70%	5.57%	—
Institutional Class	AOOIX	0.48%	3.36%	2.12%	6.28%	8/31/04
A Class(2) No sales charge* With sales charge*	AROAX	0.20% -5.59%	2.82% -3.12%	1.63% 0.44%	5.80% 4.96%	8/31/04
C Class No sales charge* With sales charge*	AROCX	-0.15% -1.14%	2.05% 2.05%	— —	8.86% 8.86%	3/1/10
R Class	ARORX	0.11%	2.56%	1.41%	5.55%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	0.27%	2.98%	0.63%	5/30/08
Russell 3000 Index	—	2.12%	3.86%	0.80%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.66%	6.89%	—
Institutional Class	ARFSX	0.26%	3.07%	0.82%	5/30/08
A Class(2) No sales charge* With sales charge*	ARFMX	0.02% -5.71%	2.62% -3.31%	0.35% -1.25%	5/30/08
C Class No sales charge* With sales charge*	ARFDX	-0.32% -1.31%	1.96% 1.96%	8.92% 8.92%	3/1/10
R Class	ARFWX	-0.03%	2.47%	0.14%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2012
	Ticker Symbol	6 months(1)	Since Inception(1)	Inception Date
LIVESTRONG 2055 Portfolio
Investor Class	AREVX	0.21%	-0.59%	3/31/11
Russell 3000 Index	—	2.12%	-0.24%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.25%	8.33%	—
Institutional Class	ARENX	0.37%	-0.44%	3/31/11
A Class No sales charge* With sales charge*	AREMX	0.13% -5.59%	-0.77% -6.48%	3/31/11
C Class No sales charge* With sales charge*	AREFX	-0.23% -1.23%	-1.43% -2.42%	3/31/11
R Class	AREOX	0.04%	-0.96%	3/31/11

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.75%	0.55%	1.00%	1.75%	1.25%
LIVESTRONG 2015 Portfolio	0.78%	0.58%	1.03%	1.78%	1.28%
LIVESTRONG 2020 Portfolio	0.81%	0.61%	1.06%	1.81%	1.31%
LIVESTRONG 2025 Portfolio	0.83%	0.63%	1.08%	1.83%	1.33%
LIVESTRONG 2030 Portfolio	0.86%	0.66%	1.11%	1.86%	1.36%
LIVESTRONG 2035 Portfolio	0.89%	0.69%	1.14%	1.89%	1.39%
LIVESTRONG 2040 Portfolio	0.92%	0.72%	1.17%	1.92%	1.42%
LIVESTRONG 2045 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
LIVESTRONG 2050 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2055 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2012
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.3%
NT Equity Growth Fund	9.9%	9.7%	9.5%	9.2%	9.2%
NT Growth Fund	6.6%	7.3%	8.2%	9.8%	11.7%
NT Large Company Value Fund	10.9%	10.9%	11.2%	11.5%	12.2%
NT Mid Cap Value Fund	4.0%	4.5%	5.2%	5.5%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.9%	3.8%
NT VistaSM Fund	2.5%	3.0%	4.0%	4.7%	5.0%
Real Estate Fund	1.0%	1.2%	1.4%	1.7%	1.9%
NT Emerging Markets Fund	—	0.7%	1.8%	2.6%	3.1%
NT International Growth Fund	5.1%	5.6%	6.5%	7.7%	9.0%
Total Equity	45.0%	47.9%	52.8%	58.6%	64.4%
Fixed Income
High-Yield Fund	3.8%	3.7%	3.5%	3.3%	3.0%
Inflation-Adjusted Bond Fund	7.6%	7.5%	7.2%	6.6%	5.9%
NT Diversified Bond Fund	26.6%	26.0%	25.1%	23.1%	20.7%
International Bond Fund	7.0%	6.4%	5.4%	3.5%	1.0%
Total Fixed Income	45.0%	43.6%	41.2%	36.5%	30.6%
Premium Money Market Fund	9.9%	8.5%	6.0%	4.9%	5.0%
Other Assets and Liabilities	0.1%	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2012
	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.7%	4.5%	4.5%	4.5%
NT Equity Growth Fund	9.6%	10.2%	10.2%	10.5%	10.7%
NT Growth Fund	13.0%	14.0%	14.7%	15.0%	15.2%
NT Large Company Value Fund	12.8%	13.9%	14.7%	15.2%	15.4%
NT Mid Cap Value Fund	6.0%	7.0%	7.2%	7.5%	7.5%
NT Small Company Fund	4.2%	4.0%	4.2%	4.7%	5.0%
NT VistaSM Fund	6.0%	7.0%	7.2%	7.4%	7.5%
Real Estate Fund	2.2%	2.4%	2.7%	2.9%	3.0%
NT Emerging Markets Fund	3.9%	4.8%	5.9%	6.3%	6.6%
NT International Growth Fund	9.8%	10.0%	10.0%	9.8%	9.5%
Total Equity	70.7%	77.0%	81.3%	83.8%	84.9%
Fixed Income
High-Yield Fund	2.5%	2.2%	1.8%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.2%	4.3%	3.7%	3.2%	3.0%
NT Diversified Bond Fund	18.1%	15.5%	13.2%	11.4%	10.6%
Total Fixed Income	25.8%	22.0%	18.7%	16.2%	15.1%
Premium Money Market Fund	3.5%	1.0%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 – 1/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,024.00	$1.07	0.21%	$3.92	0.77%
Institutional Class	$1,000	$1,024.20	$0.05	0.01%	$2.90	0.57%
A Class	$1,000	$1,022.70	$2.34	0.46%	$5.19	1.02%
C Class	$1,000	$1,018.70	$6.14	1.21%	$8.98	1.77%
R Class	$1,000	$1,021.40	$3.61	0.71%	$6.45	1.27%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$3.91	0.77%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$2.90	0.57%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.18	1.02%
C Class	$1,000	$1,019.05	$6.14	1.21%	$8.97	1.77%
R Class	$1,000	$1,021.57	$3.61	0.71%	$6.44	1.27%
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,021.80	$1.07	0.21%	$4.01	0.79%
Institutional Class	$1,000	$1,023.00	$0.05	0.01%	$3.00	0.59%
A Class	$1,000	$1,020.10	$2.34	0.46%	$5.28	1.04%
C Class	$1,000	$1,016.70	$6.13	1.21%	$9.07	1.79%
R Class	$1,000	$1,019.30	$3.60	0.71%	$6.55	1.29%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.01	0.79%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.00	0.59%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.28	1.04%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.07	1.79%
R Class	$1,000	$1,021.57	$3.61	0.71%	$6.55	1.29%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 – 1/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,018.10	$1.07	0.21%	$4.21	0.83%
Institutional Class	$1,000	$1,019.20	$0.05	0.01%	$3.20	0.63%
A Class	$1,000	$1,016.60	$2.33	0.46%	$5.47	1.08%
C Class	$1,000	$1,012.90	$6.12	1.21%	$9.26	1.83%
R Class	$1,000	$1,016.00	$3.60	0.71%	$6.74	1.33%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.22	0.83%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.20	0.63%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.48	1.08%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.27	1.83%
R Class	$1,000	$1,021.57	$3.61	0.71%	$6.75	1.33%
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,015.30	$1.06	0.21%	$4.36	0.86%
Institutional Class	$1,000	$1,016.50	$0.05	0.01%	$3.35	0.66%
A Class	$1,000	$1,013.70	$2.33	0.46%	$5.62	1.11%
C Class	$1,000	$1,009.40	$6.11	1.21%	$9.39	1.86%
R Class	$1,000	$1,012.80	$3.59	0.71%	$6.88	1.36%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.37	0.86%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.35	0.66%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.63	1.11%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.42	1.86%
R Class	$1,000	$1,021.57	$3.61	0.71%	$6.90	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 – 1/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,011.90	$1.06	0.21%	$4.45	0.88%
Institutional Class	$1,000	$1,011.90	$0.05	0.01%	$3.44	0.68%
A Class	$1,000	$1,009.30	$2.32	0.46%	$5.71	1.13%
C Class	$1,000	$1,006.70	$6.10	1.21%	$9.48	1.88%
R Class	$1,000	$1,008.80	$3.59	0.71%	$6.97	1.38%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.47	0.88%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.46	0.68%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.74	1.13%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.53	1.88%
R Class	$1,000	$1,021.57	$3.61	0.71%	$7.00	1.38%
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,008.40	$1.06	0.21%	$4.59	0.91%
Institutional Class	$1,000	$1,008.80	$0.05	0.01%	$3.59	0.71%
A Class	$1,000	$1,007.50	$2.32	0.46%	$5.85	1.16%
C Class	$1,000	$1,003.20	$6.09	1.21%	$9.62	1.91%
R Class	$1,000	$1,005.80	$3.58	0.71%	$7.11	1.41%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.62	0.91%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.61	0.71%
A Class	$1,000	$1,022.82	$2.34	0.46%	$5.89	1.16%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.68	1.91%
R Class	$1,000	$1,021.57	$3.61	0.71%	$7.15	1.41%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 – 1/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,006.20	$1.06	0.21%	$4.79	0.95%
Institutional Class	$1,000	$1,006.20	$0.05	0.01%	$3.78	0.75%
A Class	$1,000	$1,003.70	$2.32	0.46%	$6.04	1.20%
C Class	$1,000	$1,000.20	$6.08	1.21%	$9.80	1.95%
R Class	$1,000	$1,003.20	$3.58	0.71%	$7.30	1.45%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.82	0.95%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.81	0.75%
A Class	$1,000	$1,022.82	$2.34	0.46%	$6.09	1.20%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.88	1.95%
R Class	$1,000	$1,021.57	$3.61	0.71%	$7.35	1.45%
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,002.90	$1.06	0.21%	$4.88	0.97%
Institutional Class	$1,000	$1,004.80	$0.05	0.01%	$3.88	0.77%
A Class	$1,000	$1,002.00	$2.31	0.46%	$6.14	1.22%
C Class	$1,000	$998.50	$6.08	1.21%	$9.90	1.97%
R Class	$1,000	$1,001.10	$3.57	0.71%	$7.39	1.47%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$4.93	0.97%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$3.91	0.77%
A Class	$1,000	$1,022.82	$2.34	0.46%	$6.19	1.22%
C Class	$1,000	$1,019.05	$6.14	1.21%	$9.98	1.97%
R Class	$1,000	$1,021.57	$3.61	0.71%	$7.46	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/11 – 1/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,002.70	$1.06	0.21%	$4.98	0.99%
Institutional Class	$1,000	$1,002.60	$0.05	0.01%	$3.98	0.79%
A Class	$1,000	$1,000.20	$2.31	0.46%	$6.23	1.24%
C Class	$1,000	$996.80	$6.07	1.21%	$9.99	1.99%
R Class	$1,000	$999.70	$3.57	0.71%	$7.49	1.49%
Hypothetical
Investor Class	$1,000	$1,024.08	$1.07	0.21%	$5.03	0.99%
Institutional Class	$1,000	$1,025.09	$0.05	0.01%	$4.01	0.79%
A Class	$1,000	$1,022.82	$2.34	0.46%	$6.29	1.24%
C Class	$1,000	$1,019.05	$6.14	1.21%	$10.08	1.99%
R Class	$1,000	$1,021.57	$3.61	0.71%	$7.56	1.49%
LIVESTRONG 2055 Portfolio
Actual
Investor Class	$1,000	$1,002.10	$1.01	0.20%	$4.98	0.99%
Institutional Class	$1,000	$1,003.70	$0.00	0.00%(3)	$3.98	0.79%
A Class	$1,000	$1,001.30	$2.26	0.45%	$6.24	1.24%
C Class	$1,000	$997.70	$6.03	1.20%	$9.99	1.99%
R Class	$1,000	$1,000.40	$3.52	0.70%	$7.49	1.49%
Hypothetical
Investor Class	$1,000	$1,024.13	$1.02	0.20%	$5.03	0.99%
Institutional Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.01	0.79%
A Class	$1,000	$1,022.87	$2.29	0.45%	$6.29	1.24%
C Class	$1,000	$1,019.10	$6.09	1.20%	$10.08	1.99%
R Class	$1,000	$1,021.62	$3.56	0.70%	$7.56	1.49%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

Schedule of Investments

JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
LIVESTRONG Income Portfolio
Mutual Funds(1) — 99.9%
DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	943,317	$9,951,990
NT Equity Growth Fund Institutional Class	3,355,138	33,081,665
NT Growth Fund Institutional Class	1,803,605	21,931,832
NT Large Company Value Fund Institutional Class	4,158,165	36,259,198
NT Mid Cap Value Fund Institutional Class	1,379,322	13,338,045
NT Small Company Fund Institutional Class	814,823	6,763,034
NT Vista Fund Institutional Class	832,256	8,372,497
Real Estate Fund Institutional Class	160,402	3,437,423
		133,135,684
DOMESTIC FIXED INCOME FUNDS — 38.0%
High-Yield Fund Institutional Class	2,092,368	12,512,360
Inflation-Adjusted Bond Fund Institutional Class	1,936,190	25,209,196
NT Diversified Bond Fund Institutional Class	8,082,028	88,740,665
		126,462,221
MONEY MARKET FUNDS — 9.9%
Premium Money Market Fund Investor Class	33,017,966	33,017,966
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	1,600,980	23,262,242
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	1,899,431	16,885,940
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $288,946,852)		332,764,053
OTHER ASSETS AND LIABILITIES — 0.1%		230,637
TOTAL NET ASSETS — 100.0%		$332,994,690

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.6%
NT Core Equity Plus Fund Institutional Class	2,299,408	$24,258,750
NT Equity Growth Fund Institutional Class	8,073,536	79,605,061
NT Growth Fund Institutional Class	4,920,198	59,829,604
NT Large Company Value Fund Institutional Class	10,235,685	89,255,170
NT Mid Cap Value Fund Institutional Class	3,785,734	36,608,049
NT Small Company Fund Institutional Class	1,979,747	16,431,896
NT Vista Fund Institutional Class	2,455,292	24,700,241
Real Estate Fund Institutional Class	451,230	9,669,867
		340,358,638
DOMESTIC FIXED INCOME FUNDS — 37.2%
High-Yield Fund Institutional Class	5,089,508	30,435,258
Inflation-Adjusted Bond Fund Institutional Class	4,701,210	61,209,757
NT Diversified Bond Fund Institutional Class	19,335,521	212,304,017
		303,949,032
MONEY MARKET FUNDS — 8.5%
Premium Money Market Fund Investor Class	69,042,894	69,042,894
INTERNATIONAL FIXED INCOME FUNDS — 6.4%
International Bond Fund Institutional Class	3,620,636	52,607,842
INTERNATIONAL EQUITY FUNDS — 6.3%
NT Emerging Markets Fund Institutional Class(2)	661,028	6,174,005
NT International Growth Fund Institutional Class	5,111,349	45,439,896
		51,613,901
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $725,672,547)		817,572,307
OTHER ASSETS AND LIABILITIES†		109,748
TOTAL NET ASSETS — 100.0%		$817,682,055

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

	Shares	Value
LIVESTRONG 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 44.5%
NT Core Equity Plus Fund Institutional Class	1,485,432	$15,671,306
NT Equity Growth Fund Institutional Class	5,044,447	49,738,246
NT Growth Fund Institutional Class	3,565,133	43,352,022
NT Large Company Value Fund Institutional Class	6,740,819	58,779,941
NT Mid Cap Value Fund Institutional Class	2,842,019	27,482,328
NT Small Company Fund Institutional Class	1,262,567	10,479,308
NT Vista Fund Institutional Class	2,071,378	20,838,059
Real Estate Fund Institutional Class	346,951	7,435,151
		233,776,361
DOMESTIC FIXED INCOME FUNDS — 35.8%
High-Yield Fund Institutional Class	3,105,578	18,571,354
Inflation-Adjusted Bond Fund Institutional Class	2,894,862	37,691,108
NT Diversified Bond Fund Institutional Class	11,991,060	131,661,843
		187,924,305
INTERNATIONAL EQUITY FUNDS — 8.3%
NT Emerging Markets Fund Institutional Class(2)	1,001,042	9,349,732
NT International Growth Fund Institutional Class	3,843,170	34,165,784
		43,515,516
MONEY MARKET FUNDS — 6.0%
Premium Money Market Fund Investor Class	31,386,555	31,386,555
INTERNATIONAL FIXED INCOME FUNDS — 5.4%
International Bond Fund Institutional Class	1,952,111	28,364,170
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $470,154,279)		524,966,907
OTHER ASSETS AND LIABILITIES†		5,995
TOTAL NET ASSETS — 100.0%		$524,972,902

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

 See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 48.3%
NT Core Equity Plus Fund Institutional Class	3,142,530	$33,153,693
NT Equity Growth Fund Institutional Class	10,494,558	103,476,343
NT Growth Fund Institutional Class	8,990,158	109,320,323
NT Large Company Value Fund Institutional Class	14,703,431	128,213,922
NT Mid Cap Value Fund Institutional Class	6,340,608	61,313,681
NT Small Company Fund Institutional Class	3,879,771	32,202,102
NT Vista Fund Institutional Class	5,289,286	53,210,220
Real Estate Fund Institutional Class	881,044	18,880,781
		539,771,065
DOMESTIC FIXED INCOME FUNDS — 33.0%
High-Yield Fund Institutional Class	6,135,338	36,689,320
Inflation-Adjusted Bond Fund Institutional Class	5,650,244	73,566,175
NT Diversified Bond Fund Institutional Class	23,465,630	257,652,621
		367,908,116
INTERNATIONAL EQUITY FUNDS — 10.3%
NT Emerging Markets Fund Institutional Class(2)	3,130,447	29,238,379
NT International Growth Fund Institutional Class	9,596,072	85,309,079
		114,547,458
MONEY MARKET FUNDS — 4.9%
Premium Money Market Fund Investor Class	55,105,343	55,105,343
INTERNATIONAL FIXED INCOME FUNDS — 3.5%
International Bond Fund Institutional Class	2,683,510	38,991,394
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $985,359,389)		1,116,323,376
OTHER ASSETS AND LIABILITIES†		153,740
TOTAL NET ASSETS — 100.0%		$1,116,477,116

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

	Shares	Value
LIVESTRONG 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 52.3%
NT Core Equity Plus Fund Institutional Class	1,393,492	$14,701,340
NT Equity Growth Fund Institutional Class	4,248,450	41,889,715
NT Growth Fund Institutional Class	4,376,014	53,212,334
NT Large Company Value Fund Institutional Class	6,349,123	55,364,353
NT Mid Cap Value Fund Institutional Class	2,459,085	23,779,351
NT Small Company Fund Institutional Class	2,099,279	17,424,013
NT Vista Fund Institutional Class	2,242,006	22,554,577
Real Estate Fund Institutional Class	406,425	8,709,697
		237,635,380
DOMESTIC FIXED INCOME FUNDS — 29.6%
High-Yield Fund Institutional Class	2,270,350	13,576,694
Inflation-Adjusted Bond Fund Institutional Class	2,066,049	26,899,954
NT Diversified Bond Fund Institutional Class	8,551,171	93,891,860
		134,368,508
INTERNATIONAL EQUITY FUNDS — 12.1%
NT Emerging Markets Fund Institutional Class(2)	1,488,363	13,901,310
NT International Growth Fund Institutional Class	4,600,023	40,894,206
		54,795,516
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	22,621,455	22,621,455
INTERNATIONAL FIXED INCOME FUNDS — 1.0%
International Bond Fund Institutional Class	309,006	4,489,856
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $403,888,461)		453,910,715
OTHER ASSETS AND LIABILITIES†		15,531
TOTAL NET ASSETS — 100.0%		$453,926,246

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.
	Shares	Value
LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 57.0%
NT Core Equity Plus Fund Institutional Class	2,312,627	$24,398,211
NT Equity Growth Fund Institutional Class	7,459,071	73,546,436
NT Growth Fund Institutional Class	8,181,878	99,491,636
NT Large Company Value Fund Institutional Class	11,203,729	97,696,514
NT Mid Cap Value Fund Institutional Class	4,706,317	45,510,088
NT Small Company Fund Institutional Class	3,814,384	31,659,388
NT Vista Fund Institutional Class	4,546,004	45,732,798
Real Estate Fund Institutional Class	776,429	16,638,882
		434,673,953
DOMESTIC FIXED INCOME FUNDS — 25.8%
High-Yield Fund Institutional Class	3,225,397	19,287,873
Inflation-Adjusted Bond Fund Institutional Class	3,036,534	39,535,670
NT Diversified Bond Fund Institutional Class	12,563,574	137,948,043
		196,771,586
INTERNATIONAL EQUITY FUNDS — 13.7%
NT Emerging Markets Fund Institutional Class(2)	3,157,468	29,490,751
NT International Growth Fund Institutional Class	8,412,441	74,786,600
		104,277,351
MONEY MARKET FUNDS — 3.5%
Premium Money Market Fund Investor Class	26,255,217	26,255,217
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $677,494,151)		761,978,107
OTHER ASSETS AND LIABILITIES†		236,524
TOTAL NET ASSETS — 100.0%		$762,214,631

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

	Shares	Value
LIVESTRONG 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 62.2%
NT Core Equity Plus Fund Institutional Class	922,602	$9,733,452
NT Equity Growth Fund Institutional Class	2,707,869	26,699,592
NT Growth Fund Institutional Class	3,015,963	36,674,109
NT Large Company Value Fund Institutional Class	4,175,422	36,409,682
NT Mid Cap Value Fund Institutional Class	1,885,314	18,230,991
NT Small Company Fund Institutional Class	1,256,771	10,431,202
NT Vista Fund Institutional Class	1,808,128	18,189,773
Real Estate Fund Institutional Class	297,097	6,366,789
		162,735,590
DOMESTIC FIXED INCOME FUNDS — 22.0%
High-Yield Fund Institutional Class	939,380	5,617,493
Inflation-Adjusted Bond Fund Institutional Class	868,587	11,308,997
NT Diversified Bond Fund Institutional Class	3,685,482	40,466,587
		57,393,077
INTERNATIONAL EQUITY FUNDS — 14.8%
NT Emerging Markets Fund Institutional Class(2)	1,352,673	12,633,962
NT International Growth Fund Institutional Class	2,940,013	26,136,720
		38,770,682
MONEY MARKET FUNDS — 1.0%
Premium Money Market Fund Investor Class	2,551,397	2,551,397
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $234,196,426)		261,450,746
OTHER ASSETS AND LIABILITIES†		34,832
TOTAL NET ASSETS — 100.0%		$261,485,578

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

  See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 65.4%
NT Core Equity Plus Fund Institutional Class	1,952,218	$20,595,903
NT Equity Growth Fund Institutional Class	4,775,782	47,089,210
NT Growth Fund Institutional Class	5,599,440	68,089,186
NT Large Company Value Fund Institutional Class	7,761,912	67,683,875
NT Mid Cap Value Fund Institutional Class	3,450,983	33,371,008
NT Small Company Fund Institutional Class	2,356,161	19,556,135
NT Vista Fund Institutional Class	3,299,858	33,196,575
Real Estate Fund Institutional Class	575,663	12,336,448
		301,918,340
DOMESTIC FIXED INCOME FUNDS — 18.7%
High-Yield Fund Institutional Class	1,423,513	8,512,606
Inflation-Adjusted Bond Fund Institutional Class	1,323,011	17,225,606
NT Diversified Bond Fund Institutional Class	5,527,549	60,692,483
		86,430,695
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund Institutional Class(2)	2,901,448	27,099,527
NT International Growth Fund Institutional Class	5,192,576	46,162,002
		73,261,529
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $414,457,097)		461,610,564
OTHER ASSETS AND LIABILITIES†		141,190
TOTAL NET ASSETS — 100.0%		$461,751,754

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 67.7%
NT Core Equity Plus Fund Institutional Class	517,123	$5,455,649
NT Equity Growth Fund Institutional Class	1,289,748	12,716,918
NT Growth Fund Institutional Class	1,494,901	18,177,995
NT Large Company Value Fund Institutional Class	2,113,162	18,426,771
NT Mid Cap Value Fund Institutional Class	939,546	9,085,405
NT Small Company Fund Institutional Class	691,931	5,743,025
NT Vista Fund Institutional Class	899,511	9,049,079
Real Estate Fund Institutional Class	165,723	3,551,448
		82,206,290
DOMESTIC FIXED INCOME FUNDS — 16.2%
High-Yield Fund Institutional Class	324,376	1,939,767
Inflation-Adjusted Bond Fund Institutional Class	299,861	3,904,185
NT Diversified Bond Fund Institutional Class	1,256,343	13,794,650
		19,638,602
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class(2)	818,241	7,642,371
NT International Growth Fund Institutional Class	1,332,135	11,842,684
		19,485,055
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $112,880,283)		121,329,947
OTHER ASSETS AND LIABILITIES†		7,904
TOTAL NET ASSETS — 100.0%		$121,337,851

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2055 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.8%
NT Core Equity Plus Fund Institutional Class	19,388	$204,545
NT Equity Growth Fund Institutional Class	49,457	487,644
NT Growth Fund Institutional Class	56,911	692,043
NT Large Company Value Fund Institutional Class	80,335	700,525
NT Mid Cap Value Fund Institutional Class	35,181	340,201
NT Small Company Fund Institutional Class	27,226	225,977
NT Vista Fund Institutional Class	33,632	338,341
Real Estate Fund Institutional Class	6,348	136,040
		3,125,316
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class(2)	31,816	297,159
NT International Growth Fund Institutional Class	48,537	431,492
		728,651
DOMESTIC FIXED INCOME FUNDS — 15.1%
High-Yield Fund Institutional Class	11,433	68,371
Inflation-Adjusted Bond Fund Institutional Class	10,546	137,315
NT Diversified Bond Fund Institutional Class	43,715	479,992
		685,678
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,370,790)		4,539,645
OTHER ASSETS AND LIABILITIES†		351
TOTAL NET ASSETS — 100.0%		$4,539,996

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

Statement of Assets and Liabilities

JANUARY 31, 2012 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $288,946,852, $725,672,547 and $470,154,279, respectively)	$332,764,053	$817,572,307	$524,966,907
Cash	67,523	175,390	102,516
Receivable for capital shares sold	644,935	1,084,571	1,203,878
Distributions receivable from affiliates	264,304	634,282	385,072
	333,740,815	819,466,550	526,658,373

Liabilities
Payable for investments purchased	390,532	1,127,157	1,315,801
Payable for capital shares redeemed	285,697	475,940	263,568
Accrued administrative fees	37,074	106,837	55,852
Distribution and service fees payable	32,822	74,561	50,250
	746,125	1,784,495	1,685,471

Net Assets	$332,994,690	$817,682,055	$524,972,902

Net Assets Consist of:
Capital (par value and paid-in surplus)	$296,692,758	$739,091,624	$466,668,943
Undistributed net investment income	208,464	486,701	298,370
Accumulated undistributed net realized gain (loss)	(7,723,733)	(13,796,030)	3,192,961
Net unrealized appreciation	43,817,201	91,899,760	54,812,628
	$332,994,690	$817,682,055	$524,972,902

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$96,480,189	8,530,362	$11.31
Institutional Class, $0.01 Par Value	$107,685,614	9,518,532	$11.31
A Class, $0.01 Par Value	$99,014,556	8,756,011	$11.31	*
C Class, $0.01 Par Value	$630,565	55,718	$11.32
R Class, $0.01 Par Value	$29,183,766	2,582,713	$11.30
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$359,623,216	30,311,434	$11.86
Institutional Class, $0.01 Par Value	$169,960,711	14,314,451	$11.87
A Class, $0.01 Par Value	$216,373,263	18,242,984	$11.86	*
C Class, $0.01 Par Value	$1,465,532	123,396	$11.88
R Class, $0.01 Par Value	$70,259,333	5,923,869	$11.86
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$147,070,348	14,285,762	$10.29
Institutional Class, $0.01 Par Value	$177,360,786	17,231,283	$10.29
A Class, $0.01 Par Value	$153,697,797	14,938,932	$10.29	*
C Class, $0.01 Par Value	$907,956	88,067	$10.31
R Class, $0.01 Par Value	$45,936,015	4,465,243	$10.29

*	Maximum offering price $12.00, $12.58 and $10.92 (net asset value divided by 0.9425) for LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2012 (UNAUDITED)

	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $985,359,389, $403,888,461 and $677,494,151, respectively)	$1,116,323,376	$453,910,715	$761,978,107
Cash	237,312	92,334	220,374
Receivable for investments sold	—	—	62,315
Receivable for capital shares sold	1,704,147	969,960	1,725,207
Distributions receivable from affiliates	766,861	276,908	407,094
	1,119,031,696	455,249,917	764,393,097

Liabilities
Payable for investments purchased	899,134	1,021,715	407,094
Payable for capital shares redeemed	1,409,136	206,404	1,595,221
Accrued administrative fees	142,228	48,218	99,207
Distribution and service fees payable	104,082	47,334	76,944
	2,554,580	1,323,671	2,178,466

Net Assets	$1,116,477,116	$453,926,246	$762,214,631

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,003,986,889	$400,017,231	$686,868,334
Undistributed net investment income	562,152	195,519	250,813
Accumulated undistributed net realized gain (loss)	(19,035,912)	3,691,242	(9,388,472)
Net unrealized appreciation	130,963,987	50,022,254	84,483,956
	$1,116,477,116	$453,926,246	$762,214,631

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$468,039,362	38,851,669	$12.05
Institutional Class, $0.01 Par Value	$254,234,141	21,104,425	$12.05
A Class, $0.01 Par Value	$287,440,905	23,864,609	$12.04	*
C Class, $0.01 Par Value	$2,353,661	195,115	$12.06
R Class, $0.01 Par Value	$104,409,047	8,671,744	$12.04
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$111,635,174	11,090,498	$10.07
Institutional Class, $0.01 Par Value	$154,466,571	15,355,161	$10.06
A Class, $0.01 Par Value	$143,842,681	14,307,341	$10.05	*
C Class, $0.01 Par Value	$1,185,929	117,690	$10.08
R Class, $0.01 Par Value	$42,795,891	4,255,909	$10.06
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$314,359,349	25,379,807	$12.39
Institutional Class, $0.01 Par Value	$157,862,646	12,736,917	$12.39
A Class, $0.01 Par Value	$208,458,640	16,830,705	$12.39	*
C Class, $0.01 Par Value	$954,643	77,021	$12.39
R Class, $0.01 Par Value	$80,579,353	6,506,354	$12.38

*	Maximum offering price $12.77, $10.66 and $13.15 (net asset value divided by 0.9425) for LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio and LIVESTRONG 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2012 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $234,196,426, $414,457,097 and $112,880,283, respectively)	$261,450,746	$461,610,564	$121,329,947
Cash	53,715	99,745	24,454
Receivable for capital shares sold	393,140	1,081,098	285,174
Distributions receivable from affiliates	118,143	178,002	39,746
	262,015,744	462,969,409	121,679,321

Liabilities
Payable for investments purchased	197,927	670,818	221,865
Payable for capital shares redeemed	276,655	443,638	94,292
Accrued administrative fees	28,555	57,578	12,703
Distribution and service fees payable	27,029	45,621	12,610
	530,166	1,217,655	341,470

Net Assets	$261,485,578	$461,751,754	$121,337,851

Net Assets Consist of:
Capital (par value and paid-in surplus)	$231,561,560	$423,245,567	$111,769,550
Undistributed net investment income	66,969	80,670	15,089
Accumulated undistributed net realized gain (loss)	2,602,729	(8,727,950)	1,103,548
Net unrealized appreciation	27,254,320	47,153,467	8,449,664
	$261,485,578	$461,751,754	$121,337,851

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$67,520,270	6,774,769	$9.97
Institutional Class, $0.01 Par Value	$84,720,766	8,502,676	$9.96
A Class, $0.01 Par Value	$86,158,568	8,647,188	$9.96	*
C Class, $0.01 Par Value	$321,693	32,269	$9.97
R Class, $0.01 Par Value	$22,764,281	2,286,050	$9.96
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$180,205,071	14,521,843	$12.41
Institutional Class, $0.01 Par Value	$109,121,271	8,789,462	$12.42
A Class, $0.01 Par Value	$123,063,994	9,922,726	$12.40	*
C Class, $0.01 Par Value	$418,041	33,659	$12.42
R Class, $0.01 Par Value	$48,943,377	3,945,235	$12.41
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$30,210,523	3,102,583	$9.74
Institutional Class, $0.01 Par Value	$41,348,475	4,243,207	$9.74
A Class, $0.01 Par Value	$38,271,289	3,931,338	$9.73	*
C Class, $0.01 Par Value	$403,660	41,396	$9.75
R Class, $0.01 Par Value	$11,103,904	1,140,378	$9.74

*	Maximum offering price $10.57, $13.16 and $10.32 (net asset value divided by 0.9425) for LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2012 (UNAUDITED)
LIVESTRONG 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $4,370,790)	$4,539,645
Cash	643
Receivable for capital shares sold	15,418
Distributions receivable from affiliates	1,274
4,556,980

Liabilities
Payable for investments purchased	7,406
Payable for capital shares redeemed	8,911
Accrued administrative fees	400
Distribution and service fees payable	267
16,984

Net Assets	$4,539,996

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,361,435
Undistributed net investment income	569
Undistributed net realized gain	9,137
Net unrealized appreciation	168,855
$4,539,996

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2055 Portfolio
Investor Class, $0.01 Par Value	$1,367,354	138,932	$9.84
Institutional Class, $0.01 Par Value	$1,963,796	199,519	$9.84
A Class, $0.01 Par Value	$1,013,174	103,015	$9.84	*
C Class, $0.01 Par Value	$10,643	1,083	$9.83
R Class, $0.01 Par Value	$185,029	18,809	$9.84

*	Maximum offering price $10.44 (net asset value divided by 0.9425) for LIVESTRONG 2055 Portfolio.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,225,617	$13,068,286	$7,834,531

Expenses:
Administrative fees:
Investor Class	85,682	328,603	116,718
A Class	89,328	192,003	131,009
C Class	553	1,018	625
R Class	24,686	61,248	37,450
Distribution and service fees:
A Class	111,660	240,003	163,761
C Class	2,762	5,091	3,127
R Class	61,716	153,119	93,626
Directors’ fees and expenses	7,341	17,726	10,911
	383,728	998,811	557,227

Net investment income (loss)	4,841,889	12,069,475	7,277,304

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	831,457	(1,071,867)	211,335
Capital gain distributions received from underlying funds	3,577,596	9,378,080	5,947,519
	4,409,053	8,306,213	6,158,854

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,567,875)	(2,065,223)	(2,723,714)

Net realized and unrealized gain (loss) on affiliates	2,841,178	6,240,990	3,435,140

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,683,067	$18,310,465	$10,712,444

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$16,728,724	$6,046,213	$10,173,190

Expenses:
Administrative fees:
Investor Class	426,869	88,593	279,456
A Class	255,050	120,992	182,654
C Class	1,778	888	645
R Class	91,955	36,212	72,189
Distribution and service fees:
A Class	318,813	151,240	228,318
C Class	8,890	4,437	3,227
R Class	229,887	90,530	180,472
Directors’ fees and expenses	24,151	9,655	16,629
	1,357,393	502,547	963,590

Net investment income (loss)	15,371,331	5,543,666	9,209,600

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(3,883,184)	(35,252)	(1,714,064)
Capital gain distributions received from underlying funds	14,297,512	6,056,242	11,223,418
	10,414,328	6,020,990	9,509,354

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(8,273,260)	(3,910,985)	(9,699,354)

Net realized and unrealized gain (loss) on affiliates	2,141,068	2,110,005	(190,000)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,512,399	$7,653,671	$9,019,600

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$3,288,877	$5,785,442	$1,350,359

Expenses:
Administrative fees:
Investor Class	53,310	157,990	22,652
A Class	72,128	107,329	31,954
C Class	232	359	277
R Class	18,788	41,745	8,953
Distribution and service fees:
A Class	90,160	134,162	39,942
C Class	1,161	1,795	1,384
R Class	46,969	104,362	22,383
Directors’ fees and expenses	5,512	9,930	2,433
	288,260	557,672	129,978

Net investment income (loss)	3,000,617	5,227,770	1,220,381

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(249,006)	(2,743,248)	(195,322)
Capital gain distributions received from underlying funds	3,892,347	7,183,046	1,813,302
	3,643,341	4,439,798	1,617,980

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(2,963,923)	(6,543,722)	(873,021)

Net realized and unrealized gain (loss) on affiliates	679,418	(2,103,924)	744,959

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,680,035	$3,123,846	$1,965,340

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
LIVESTRONG 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$33,400

Expenses:
Administrative fees:
Investor Class	707
A Class	558
C Class	5
R Class	65
Distribution and service fees:
A Class	697
C Class	27
R Class	163
Directors’ fees and expenses	45
2,267

Net investment income (loss)	31,133

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(39,580)
Capital gain distributions received from underlying funds	50,061
10,481

Change in net unrealized appreciation (depreciation) on investments in underlying funds	182,582

Net realized and unrealized gain (loss) on affiliates	193,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,196

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$4,841,889	$6,005,847	$12,069,475	$13,959,046
Net realized gain (loss)	4,409,053	901,037	8,306,213	1,100,779
Change in net unrealized appreciation (depreciation)	(1,567,875)	21,890,812	(2,065,223)	57,062,232
Net increase (decrease) in net assets resulting from operations	7,683,067	28,797,696	18,310,465	72,122,057

Distributions to Shareholders
From net investment income:
Investor Class	(1,430,249)	(1,724,983)	(7,838,571)	(5,333,544)
Institutional Class	(1,714,942)	(2,309,912)	(4,072,861)	(3,791,219)
A Class	(1,389,237)	(1,561,535)	(4,143,809)	(2,591,640)
C Class	(6,687)	(2,247)	(15,317)	(4,239)
R Class	(368,499)	(345,895)	(1,171,673)	(733,657)
Decrease in net assets from distributions	(4,909,614)	(5,944,572)	(17,242,231)	(12,454,299)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	31,176,949	53,820,893	81,097,925	155,640,909

Net increase (decrease) in net assets	33,950,402	76,674,017	82,166,159	215,308,667

Net Assets
Beginning of period	299,044,288	222,370,271	735,515,896	520,207,229
End of period	$332,994,690	$299,044,288	$817,682,055	$735,515,896

Undistributed net investment income	$208,464	$276,189	$486,701	$5,659,457

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$7,277,304	$7,600,129	$15,371,331	$16,947,593
Net realized gain (loss)	6,158,854	1,064,921	10,414,328	643,480
Change in net unrealized appreciation (depreciation)	(2,723,714)	33,449,748	(8,273,260)	91,238,346
Net increase (decrease) in net assets resulting from operations	10,712,444	42,114,798	17,512,399	108,829,419

Distributions to Shareholders
From net investment income:
Investor Class	(2,737,667)	(1,251,611)	(9,508,130)	(6,320,322)
Institutional Class	(4,008,922)	(3,174,240)	(5,441,026)	(4,809,062)
A Class	(2,725,776)	(1,600,256)	(5,135,370)	(2,997,497)
C Class	(9,415)	(1,434)	(23,576)	(6,415)
R Class	(683,076)	(313,422)	(1,626,743)	(858,031)
From net realized gains:
Investor Class	(415,933)	(21,207)	—	—
Institutional Class	(558,701)	(48,531)	—	—
A Class	(466,808)	(31,282)	—	—
C Class	(2,605)	(52)	—	—
R Class	(134,029)	(7,252)	—	—
Decrease in net assets from distributions	(11,742,932)	(6,449,287)	(21,734,845)	(14,991,327)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	90,366,524	132,548,877	104,869,136	234,218,288

Net increase (decrease) in net assets	89,336,036	168,214,388	100,646,690	328,056,380

Net Assets
Beginning of period	435,636,866	267,422,478	1,015,830,426	687,774,046
End of period	$524,972,902	$435,636,866	$1,116,477,116	$1,015,830,426

Undistributed net investment income	$298,370	$3,185,922	$562,152	$6,925,666

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$5,543,666	$5,211,275	$9,209,600	$9,234,986
Net realized gain (loss)	6,020,990	565,675	9,509,354	(236,088)
Change in net unrealized appreciation (depreciation)	(3,910,985)	32,437,621	(9,699,354)	68,489,867
Net increase (decrease) in net assets resulting from operations	7,653,671	38,214,571	9,019,600	77,488,765

Distributions to Shareholders
From net investment income:
Investor Class	(1,830,257)	(699,294)	(5,407,506)	(3,478,203)
Institutional Class	(3,077,742)	(2,191,429)	(3,029,165)	(2,410,054)
A Class	(2,149,526)	(1,152,037)	(3,139,941)	(1,691,054)
C Class	(9,176)	(1,835)	(6,446)	(1,324)
R Class	(543,391)	(230,484)	(1,032,297)	(535,965)
From net realized gains:
Investor Class	(232,302)	(9,274)	—	—
Institutional Class	(353,815)	(25,676)	—	—
A Class	(313,828)	(18,301)	—	—
C Class	(2,436)	(71)	—	—
R Class	(93,365)	(4,560)	—	—
Decrease in net assets from distributions	(8,605,838)	(4,332,961)	(12,615,355)	(8,116,600)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	82,301,574	119,289,463	88,090,827	171,881,322

Net increase (decrease) in net assets	81,349,407	153,171,073	84,495,072	241,253,487

Net Assets
Beginning of period	372,576,839	219,405,766	677,719,559	436,466,072
End of period	$453,926,246	$372,576,839	$762,214,631	$677,719,559

Undistributed net investment income	$195,519	$2,261,945	$250,813	$3,656,568

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$3,000,617	$2,514,633	$5,227,770	$4,981,567
Net realized gain (loss)	3,643,341	406,719	4,439,798	127,884
Change in net unrealized appreciation (depreciation)	(2,963,923)	19,668,743	(6,543,722)	43,454,062
Net increase (decrease) in net assets resulting from operations	3,680,035	22,590,095	3,123,846	48,563,513

Distributions to Shareholders
From net investment income:
Investor Class	(1,011,328)	(356,923)	(2,811,079)	(1,700,220)
Institutional Class	(1,534,527)	(974,609)	(1,950,150)	(1,510,177)
A Class	(1,150,842)	(588,456)	(1,677,792)	(855,162)
C Class	(1,828)	(370)	(2,642)	(844)
R Class	(253,308)	(104,220)	(547,065)	(234,012)
From net realized gains:
Investor Class	(155,119)	(2,106)	—	—
Institutional Class	(211,151)	(5,017)	—	—
A Class	(206,049)	(4,245)	—	—
C Class	(658)	(8)	—	—
R Class	(54,461)	(967)	—	—
Decrease in net assets from distributions	(4,579,271)	(2,036,921)	(6,988,728)	(4,300,415)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	50,888,020	76,311,904	53,099,147	122,889,608

Net increase (decrease) in net assets	49,988,784	96,865,078	49,234,265	167,152,706

Net Assets
Beginning of period	211,496,794	114,631,716	412,517,489	245,364,783
End of period	$261,485,578	$211,496,794	$461,751,754	$412,517,489

Undistributed net investment income	$66,969	$1,018,185	$80,670	$1,841,628

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011 (EXCEPT AS NOTED)
	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011	January 31, 2012	July 31, 2011(1)
Operations
Net investment income (loss)	$1,220,381	$812,257	$31,133	$1,637
Net realized gain (loss)	1,617,980	58,773	10,481	(1,344)
Change in net unrealized appreciation (depreciation)	(873,021)	7,050,407	182,582	(13,727)
Net increase (decrease) in net assets resulting from operations	1,965,340	7,921,437	224,196	(13,434)

Distributions to Shareholders
From net investment income:
Investor Class	(373,242)	(138,426)	(11,220)	—
Institutional Class	(608,639)	(246,806)	(13,191)	—
A Class	(447,045)	(190,143)	(6,923)	—
C Class	(1,921)	(128)	(14)	—
R Class	(102,650)	(32,005)	(876)	—
From net realized gains:
Investor Class	(39,193)	(3,036)	—	—
Institutional Class	(56,556)	(4,632)	—	—
A Class	(56,066)	(5,288)	—	—
C Class	(578)	(18)	—	—
R Class	(15,980)	(1,216)	—	—
Decrease in net assets from distributions	(1,701,870)	(621,698)	(32,224)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	32,781,421	45,713,998	3,546,569	814,889

Net increase (decrease) in net assets	33,044,891	53,013,737	3,738,541	801,455

Net Assets
Beginning of period	88,292,960	35,279,223	801,455	—
End of period	$121,337,851	$88,292,960	$4,539,996	$801,455

Undistributed net investment income	$15,089	$328,205	$569	$1,660

(1)	March 31, 2011 (fund inception) through July 31, 2011.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2012 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the nine target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted over time to become more conservative. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. All classes of the LIVESTRONG 2055 Portfolio commenced sale on March 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG 2045 Portfolio are no longer subject to examination by tax authorities for years prior to 2008. For LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio all tax years remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2012 were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Purchases	$73,455,515	$166,769,134	$132,183,779	$229,207,019	$117,298,542
Sales	$38,999,332	$81,575,633	$40,341,359	$116,557,625	$32,018,429

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Purchases	$157,251,260	$71,747,190	$102,422,277	$42,458,416	$4,058,637
Sales	$61,531,724	$18,580,034	$44,054,949	$8,352,092	$463,449

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG Income Portfolio
Investor Class
Sold	2,247,415	$24,670,895	3,867,867	$42,746,431
Issued in reinvestment of distributions	127,753	1,392,472	155,283	1,683,466
Redeemed	(1,135,891)	(12,466,211)	(6,712,956)	(72,499,924)
	1,239,277	13,597,156	(2,689,806)	(28,070,027)
Institutional Class
Sold	1,445,448	15,901,588	7,608,774	81,683,539
Issued in reinvestment of distributions	157,498	1,714,919	211,596	2,309,880
Redeemed	(1,408,227)	(15,292,407)	(2,313,001)	(25,510,658)
	194,719	2,324,100	5,507,369	58,482,761
A Class
Sold	2,110,838	23,108,614	2,975,540	32,599,481
Issued in reinvestment of distributions	112,308	1,224,559	130,319	1,418,248
Redeemed	(1,231,323)	(13,446,400)	(1,975,483)	(21,576,962)
	991,823	10,886,773	1,130,376	12,440,767
C Class
Sold	11,471	124,905	46,109	511,586
Issued in reinvestment of distributions	605	6,623	204	2,247
Redeemed	(4,255)	(46,186)	(1,822)	(20,716)
	7,821	85,342	44,491	493,117
R Class
Sold	705,939	7,755,795	1,591,574	17,255,984
Issued in reinvestment of distributions	32,379	353,142	30,276	329,787
Redeemed	(348,873)	(3,825,359)	(649,385)	(7,111,496)
	389,445	4,283,578	972,465	10,474,275
Net increase (decrease)	2,823,085	$31,176,949	4,964,895	$53,820,893

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2015 Portfolio
Investor Class
Sold	5,706,139	$65,853,143	11,156,886	$128,979,615
Issued in reinvestment of distributions	663,845	7,640,848	456,276	5,196,986
Redeemed	(3,216,239)	(37,027,581)	(10,863,090)	(123,997,448)
	3,153,745	36,466,410	750,072	10,179,153
Institutional Class
Sold	1,347,567	15,589,872	9,277,338	105,509,436
Issued in reinvestment of distributions	353,831	4,072,600	332,835	3,790,986
Redeemed	(2,104,618)	(24,086,478)	(2,524,446)	(29,360,607)
	(403,220)	(4,424,006)	7,085,727	79,939,815
A Class
Sold	5,310,367	61,121,709	7,720,590	88,905,443
Issued in reinvestment of distributions	302,857	3,485,888	198,382	2,259,566
Redeemed	(2,422,663)	(27,916,625)	(3,656,632)	(42,235,354)
	3,190,561	36,690,972	4,262,340	48,929,655
C Class
Sold	53,834	621,159	61,713	710,815
Issued in reinvestment of distributions	1,016	11,713	324	3,701
Redeemed	(10,378)	(118,004)	(108)	(1,242)
	44,472	514,868	61,929	713,274
R Class
Sold	1,670,980	19,192,516	2,913,661	33,525,194
Issued in reinvestment of distributions	95,611	1,100,478	58,136	662,176
Redeemed	(737,185)	(8,443,313)	(1,584,978)	(18,308,358)
	1,029,406	11,849,681	1,386,819	15,879,012
Net increase (decrease)	7,014,964	$81,097,925	13,546,887	$155,640,909

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2020 Portfolio
Investor Class
Sold	5,170,352	$51,960,089	6,865,875	$68,849,965
Issued in reinvestment of distributions	315,956	3,146,918	127,634	1,268,657
Redeemed	(1,411,009)	(14,112,275)	(10,504,064)	(103,745,796)
	4,075,299	40,994,732	(3,510,555)	(33,357,174)
Institutional Class
Sold	1,841,786	18,520,770	13,414,480	132,514,016
Issued in reinvestment of distributions	458,924	4,566,297	324,222	3,222,771
Redeemed	(1,350,460)	(13,505,710)	(2,218,519)	(22,406,681)
	950,250	9,581,357	11,520,183	113,330,106
A Class
Sold	3,827,933	38,322,187	5,445,993	54,732,597
Issued in reinvestment of distributions	311,638	3,100,800	163,615	1,626,334
Redeemed	(1,214,102)	(12,133,246)	(2,266,762)	(22,813,355)
	2,925,469	29,289,741	3,342,846	33,545,576
C Class
Sold	40,449	407,599	45,936	470,849
Issued in reinvestment of distributions	1,069	10,665	149	1,486
Redeemed	(9,342)	(92,675)	(1,290)	(13,184)
	32,176	325,589	44,795	459,151
R Class
Sold	1,455,173	14,603,034	2,453,434	24,730,819
Issued in reinvestment of distributions	78,413	780,992	31,418	312,291
Redeemed	(520,909)	(5,208,921)	(642,886)	(6,471,892)
	1,012,677	10,175,105	1,841,966	18,571,218
Net increase (decrease)	8,995,871	$90,366,524	13,239,235	$132,548,877

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2025 Portfolio
Investor Class
Sold	6,138,875	$71,504,621	12,752,896	$150,342,919
Issued in reinvestment of distributions	802,271	9,322,387	530,420	6,174,094
Redeemed	(3,204,615)	(37,292,811)	(14,626,385)	(168,543,171)
	3,736,531	43,534,197	(1,343,069)	(12,026,158)
Institutional Class
Sold	2,808,567	32,790,057	13,600,216	156,668,821
Issued in reinvestment of distributions	468,061	5,438,871	413,076	4,808,201
Redeemed	(3,347,258)	(37,994,503)	(2,451,632)	(29,060,912)
	(70,630)	234,425	11,561,660	132,416,110
A Class
Sold	6,497,699	75,462,355	10,405,113	121,888,544
Issued in reinvestment of distributions	376,396	4,373,716	221,596	2,579,376
Redeemed	(3,068,846)	(35,656,337)	(3,848,946)	(45,394,188)
	3,805,249	44,179,734	6,777,763	79,073,732
C Class
Sold	74,992	874,266	100,115	1,180,327
Issued in reinvestment of distributions	1,990	23,185	528	6,163
Redeemed	(13,857)	(163,311)	(3,355)	(40,211)
	63,125	734,140	97,288	1,146,279
R Class
Sold	2,293,315	26,729,574	4,399,874	51,593,119
Issued in reinvestment of distributions	129,525	1,505,082	64,903	755,471
Redeemed	(1,039,798)	(12,048,016)	(1,587,166)	(18,740,265)
	1,383,042	16,186,640	2,877,611	33,608,325
Net increase (decrease)	8,917,317	$104,869,136	19,971,253	$234,218,288

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2030 Portfolio
Investor Class
Sold	4,258,569	$41,527,052	5,363,095	$52,926,770
Issued in reinvestment of distributions	212,068	2,054,940	71,995	704,106
Redeemed	(938,601)	(9,142,343)	(9,046,568)	(86,396,863)
	3,532,036	34,439,649	(3,611,478)	(32,765,987)
Institutional Class
Sold	1,960,517	19,075,692	11,718,795	112,747,909
Issued in reinvestment of distributions	354,499	3,431,557	226,930	2,217,105
Redeemed	(1,175,823)	(11,402,764)	(1,487,108)	(14,820,482)
	1,139,193	11,104,485	10,458,617	100,144,532
A Class
Sold	3,624,087	35,147,523	5,438,752	53,421,379
Issued in reinvestment of distributions	248,039	2,401,021	119,652	1,169,003
Redeemed	(886,883)	(8,592,819)	(2,205,021)	(21,646,603)
	2,985,243	28,955,725	3,353,383	32,943,779
C Class
Sold	49,980	477,290	54,034	539,916
Issued in reinvestment of distributions	1,101	10,689	161	1,578
Redeemed	(5,232)	(50,216)	(504)	(5,215)
	45,849	437,763	53,691	536,279
R Class
Sold	1,367,155	13,276,198	2,494,652	24,607,018
Issued in reinvestment of distributions	62,434	604,366	23,482	229,425
Redeemed	(666,870)	(6,516,612)	(645,225)	(6,405,583)
	762,719	7,363,952	1,872,909	18,430,860
Net increase (decrease)	8,465,040	$82,301,574	12,127,122	$119,289,463

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2035 Portfolio
Investor Class
Sold	4,475,612	$53,353,774	7,857,599	$95,418,889
Issued in reinvestment of distributions	447,487	5,320,625	283,143	3,409,036
Redeemed	(1,702,196)	(20,168,599)	(7,206,648)	(85,091,646)
	3,220,903	38,505,800	934,094	13,736,279
Institutional Class
Sold	1,589,027	18,876,299	7,498,851	88,940,009
Issued in reinvestment of distributions	254,760	3,029,082	199,997	2,409,965
Redeemed	(1,427,395)	(16,579,384)	(1,450,179)	(17,807,836)
	416,392	5,325,997	6,248,669	73,542,138
A Class
Sold	4,615,874	54,665,680	7,534,662	91,327,934
Issued in reinvestment of distributions	222,857	2,649,773	119,673	1,440,869
Redeemed	(1,946,739)	(23,011,265)	(3,161,740)	(38,247,261)
	2,891,992	34,304,188	4,492,595	54,521,542
C Class
Sold	31,510	378,907	46,298	564,443
Issued in reinvestment of distributions	531	6,328	110	1,324
Redeemed	(5,591)	(64,961)	(3,789)	(46,245)
	26,450	320,274	42,619	519,522
R Class
Sold	1,673,733	19,880,942	3,730,770	45,259,912
Issued in reinvestment of distributions	80,668	959,142	39,416	474,568
Redeemed	(941,633)	(11,205,516)	(1,316,014)	(16,172,639)
	812,768	9,634,568	2,454,172	29,561,841
Net increase (decrease)	7,368,505	$88,090,827	14,172,149	$171,881,322

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2040 Portfolio
Investor Class
Sold	2,816,242	$26,968,762	3,121,276	$30,538,435
Issued in reinvestment of distributions	122,039	1,164,244	36,838	358,439
Redeemed	(556,303)	(5,315,754)	(3,577,668)	(33,694,763)
	2,381,978	22,817,252	(419,554)	(2,797,889)
Institutional Class
Sold	1,379,370	13,112,046	6,006,881	57,724,990
Issued in reinvestment of distributions	183,177	1,745,678	100,681	979,626
Redeemed	(811,910)	(7,723,131)	(943,462)	(9,346,083)
	750,637	7,134,593	5,164,100	49,358,533
A Class
Sold	2,342,602	22,379,633	3,386,044	33,115,794
Issued in reinvestment of distributions	137,747	1,314,106	60,882	592,379
Redeemed	(727,186)	(6,905,825)	(1,398,781)	(13,590,131)
	1,753,163	16,787,914	2,048,145	20,118,042
C Class
Sold	18,027	168,747	14,000	140,277
Issued in reinvestment of distributions	249	2,382	39	378
Redeemed	(7,323)	(67,536)	(592)	(6,005)
	10,953	103,593	13,447	134,650
R Class
Sold	784,905	7,520,584	1,342,347	13,157,079
Issued in reinvestment of distributions	30,789	293,420	10,511	102,270
Redeemed	(389,760)	(3,769,336)	(386,730)	(3,760,781)
	425,934	4,044,668	966,128	9,498,568
Net increase (decrease)	5,322,665	$50,888,020	7,772,266	$76,311,904

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2045 Portfolio
Investor Class
Sold	2,782,270	$33,002,678	5,094,092	$62,481,188
Issued in reinvestment of distributions	232,611	2,756,448	137,157	1,662,335
Redeemed	(1,024,498)	(12,117,778)	(3,184,460)	(38,024,344)
	1,990,383	23,641,348	2,046,789	26,119,179
Institutional Class
Sold	1,615,284	19,101,260	4,498,010	53,455,953
Issued in reinvestment of distributions	164,394	1,949,717	124,561	1,509,685
Redeemed	(1,756,178)	(20,090,914)	(1,194,531)	(14,654,783)
	23,500	960,063	3,428,040	40,310,855
A Class
Sold	2,750,836	32,467,994	4,662,028	56,851,789
Issued in reinvestment of distributions	126,180	1,495,230	63,916	774,024
Redeemed	(1,266,742)	(14,958,289)	(1,662,022)	(20,214,587)
	1,610,274	19,004,935	3,063,922	37,411,226
C Class
Sold	6,839	80,903	25,168	306,827
Issued in reinvestment of distributions	222	2,633	70	844
Redeemed	(2,399)	(27,271)	(1,746)	(20,523)
	4,662	56,265	23,492	287,148
R Class
Sold	1,189,774	14,095,295	2,181,976	26,647,337
Issued in reinvestment of distributions	43,449	515,302	17,525	212,407
Redeemed	(438,458)	(5,174,061)	(654,923)	(8,098,544)
	794,765	9,436,536	1,544,578	18,761,200
Net increase (decrease)	4,423,584	$53,099,147	10,106,821	$122,889,608

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2050 Portfolio
Investor Class
Sold	1,388,684	$12,955,759	1,500,061	$14,391,166
Issued in reinvestment of distributions	44,258	411,156	14,770	140,608
Redeemed	(358,200)	(3,283,017)	(697,174)	(6,488,405)
	1,074,742	10,083,898	817,657	8,043,369
Institutional Class
Sold	1,511,867	13,984,083	2,732,002	26,246,124
Issued in reinvestment of distributions	71,526	665,195	26,412	251,438
Redeemed	(452,017)	(4,136,706)	(648,954)	(6,326,069)
	1,131,376	10,512,572	2,109,460	20,171,493
A Class
Sold	1,262,609	11,678,267	2,117,804	20,226,086
Issued in reinvestment of distributions	53,153	493,789	20,528	195,431
Redeemed	(393,433)	(3,645,803)	(725,333)	(6,974,110)
	922,329	8,526,253	1,412,999	13,447,407
C Class
Sold	37,518	333,903	8,259	77,698
Issued in reinvestment of distributions	257	2,392	15	146
Redeemed	(8,230)	(75,911)	(227)	(2,208)
	29,545	260,384	8,047	75,636
R Class
Sold	447,832	4,190,898	582,450	5,627,679
Issued in reinvestment of distributions	12,279	114,191	3,259	31,025
Redeemed	(97,035)	(906,775)	(173,457)	(1,682,611)
	363,076	3,398,314	412,252	3,976,093
Net increase (decrease)	3,521,068	$32,781,421	4,760,415	$45,713,998

	Six months ended January 31, 2012		Period ended July 31, 2011(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2055 Portfolio
Investor Class
Sold	116,632	$1,089,511	45,465	$458,728
Issued in reinvestment of distributions	1,193	11,205	—	—
Redeemed	(18,245)	(172,228)	(6,113)	(61,520)
	99,580	928,488	39,352	397,208
Institutional Class
Sold	188,301	1,763,233	38,584	388,975
Issued in reinvestment of distributions	1,405	13,191	—	—
Redeemed	(28,408)	(268,548)	(363)	(3,718)
	161,298	1,507,876	38,221	385,257
A Class
Sold	106,696	987,782	2,113	21,314
Issued in reinvestment of distributions	738	6,923	—	—
Redeemed	(6,532)	(60,660)	—	—
	100,902	934,045	2,113	21,314
C Class
Sold	581	5,597	500	5,000
Issued in reinvestment of distributions	2	14	—	—
	583	5,611	500	5,000
R Class
Sold	18,714	175,239	611	6,110
Issued in reinvestment of distributions	93	876	—	—
Redeemed	(609)	(5,566)	—	—
	18,198	170,549	611	6,110
Net increase (decrease)	380,561	$3,546,569	80,797	$814,889

(1)	March 31, 2011 (fund inception) through July 31, 2011.

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2012 follows:

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG Income Portfolio
NT Core Equity Plus Fund Institutional Class	—	$9,477,855	$36,288	$218	$3,881	943,317	$9,951,990
NT Equity Growth Fund Institutional Class	3,809,560	7,815,710	11,622,553	974,524	1,619,247	3,355,138	33,081,665
NT Growth Fund Institutional Class	1,547,706	4,020,158	1,226,768	(72,192)	637,936	1,803,605	21,931,832
NT Large Company Value Fund Institutional Class	3,811,026	5,743,303	3,278,080	(279,256)	379,221	4,158,165	36,259,198
NT Mid Cap Value Fund Institutional Class	1,141,255	2,782,607	674,954	(76,928)	1,107,332	1,379,322	13,338,045
NT Small Company Fund Institutional Class	656,316	1,642,945	448,689	(25,261)	521,598	814,823	6,763,034
NT Vista Fund Institutional Class	676,274	2,055,047	631,947	(49,357)	123,977	832,256	8,372,497
Real Estate Fund Institutional Class	142,599	555,883	212,570	(2,341)	45,610	160,402	3,437,423
High-Yield Fund Institutional Class	1,865,156	1,512,879	210,765	(14,268)	556,199	2,092,368	12,512,360
Inflation-Adjusted Bond Fund Institutional Class	1,839,721	3,916,688	2,459,668	226,376	703,929	1,936,190	25,209,196
NT Diversified Bond Fund Institutional Class	7,438,053	19,023,309	11,872,483	179,834	2,499,795	8,082,028	88,740,665
Premium Money Market Fund Investor Class	30,139,926	5,724,755	2,846,715	—	1,508	33,017,966	33,017,966
International Bond Fund Institutional Class	1,415,907	4,579,313	1,921,526	57,248	471,815	1,600,980	23,262,242
NT International Growth Fund Institutional Class	1,444,074	4,605,063	724,869	(87,140)	131,165	1,899,431	16,885,940
		$73,455,515	$38,167,875	$831,457	$8,803,213		$332,764,053

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2015 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$23,000,156	—	—	$9,784	2,299,408	$24,258,750
NT Equity Growth Fund Institutional Class	9,141,749	16,738,077	$28,503,891	$(352,251)	4,018,722	8,073,536	79,605,061
NT Growth Fund Institutional Class	4,325,052	8,851,165	2,394,872	(98,099)	1,806,933	4,920,198	59,829,604
NT Large Company Value Fund Institutional Class	9,352,451	11,738,526	6,063,057	(987,526)	958,799	10,235,685	89,255,170
NT Mid Cap Value Fund Institutional Class	3,137,879	6,566,176	662,966	(57,841)	3,168,593	3,785,734	36,608,049
NT Small Company Fund Institutional Class	1,574,723	3,697,449	687,690	(65,714)	1,334,639	1,979,747	16,431,896
NT Vista Fund Institutional Class	2,078,971	4,628,756	1,213,918	(88,591)	378,231	2,455,292	24,700,241
Real Estate Fund Institutional Class	420,418	1,142,342	558,888	17,522	133,693	451,230	9,669,867
High-Yield Fund Institutional Class	4,444,513	3,771,315	65,760	(4,817)	1,362,672	5,089,508	30,435,258
Inflation-Adjusted Bond Fund Institutional Class	4,430,842	10,201,463	6,127,157	617,447	1,745,747	4,701,210	61,209,757
NT Diversified Bond Fund Institutional Class	17,850,926	41,060,799	24,747,275	167,395	6,094,449	19,335,521	212,304,017
Premium Money Market Fund Investor Class	61,073,697	13,219,285	5,250,088	—	3,123	69,042,894	69,042,894
International Bond Fund Institutional Class	3,174,979	10,695,688	4,390,292	29,999	1,064,005	3,620,636	52,607,842
NT Emerging Markets Fund Institutional Class(2)	609,882	646,435	195,156	(29,371)	—	661,028	6,174,005
NT International Growth Fund Institutional Class	4,034,890	10,811,502	1,786,490	(220,020)	366,976	5,111,349	45,439,896
		$166,769,134	$82,647,500	$(1,071,867)	$22,446,366		$817,572,307
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2020 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$14,886,805	—	—	$5,968	1,485,432	$15,671,306
NT Equity Growth Fund Institutional Class	5,291,922	11,696,477	$14,540,654	$161,517	2,361,616	5,044,447	49,738,246
NT Growth Fund Institutional Class	2,988,657	7,848,702	1,440,064	(78,140)	1,245,309	3,565,133	43,352,022
NT Large Company Value Fund Institutional Class	5,669,354	9,828,556	1,292,682	(108,007)	585,085	6,740,819	58,779,941
NT Mid Cap Value Fund Institutional Class	2,188,104	6,084,431	—	—	2,236,263	2,842,019	27,482,328
NT Small Company Fund Institutional Class	1,012,997	2,454,880	598,460	(45,222)	804,828	1,262,567	10,479,308
NT Vista Fund Institutional Class	1,620,383	4,536,193	325,681	(34,606)	306,887	2,071,378	20,838,059
Real Estate Fund Institutional Class	298,974	1,111,067	192,710	1,101	98,188	346,951	7,435,151
High-Yield Fund Institutional Class	2,516,284	3,491,891	71,554	(5,250)	781,038	3,105,578	18,571,354
Inflation-Adjusted Bond Fund Institutional Class	2,488,738	9,137,842	3,606,346	321,663	1,015,870	2,894,862	37,691,108
NT Diversified Bond Fund Institutional Class	10,138,888	33,251,120	13,026,329	59,418	3,557,105	11,991,060	131,661,843
NT Emerging Markets Fund Institutional Class(2)	742,812	2,286,341	—	—	—	1,001,042	9,349,732
NT International Growth Fund Institutional Class	2,787,782	9,294,061	294,032	(47,487)	262,765	3,843,170	34,165,784
Premium Money Market Fund Investor Class	25,265,656	8,588,705	2,467,806	—	1,321	31,386,555	31,386,555
International Bond Fund Institutional Class	1,568,846	7,686,708	2,273,706	(13,652)	519,807	1,952,111	28,364,170
		$132,183,779	$40,130,024	$211,335	$13,782,050		$524,966,907

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2025 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$31,441,789	—	—	$13,186	3,142,530	$33,153,693
NT Equity Growth Fund Institutional Class	12,208,924	18,094,051	$36,935,381	$(1,360,962)	5,167,935	10,494,558	103,476,343
NT Growth Fund Institutional Class	8,138,978	16,252,875	7,344,402	(563,653)	3,258,693	8,990,158	109,320,323
NT Large Company Value Fund Institutional Class	13,743,641	13,381,714	6,823,419	(1,162,203)	1,365,311	14,703,431	128,213,922
NT Mid Cap Value Fund Institutional Class	5,352,697	11,019,417	2,197,666	(319,154)	5,180,353	6,340,608	61,313,681
NT Small Company Fund Institutional Class	3,228,528	6,974,064	2,249,594	(189,784)	2,543,921	3,879,771	32,202,102
NT Vista Fund Institutional Class	4,367,045	11,172,839	2,897,457	(300,015)	811,858	5,289,286	53,210,220
Real Estate Fund Institutional Class	825,558	2,567,112	1,492,413	(12,316)	257,332	881,044	18,880,781
High-Yield Fund Institutional Class	5,482,852	4,059,550	287,951	(29,732)	1,634,113	6,135,338	36,689,320
Inflation-Adjusted Bond Fund Institutional Class	5,404,546	12,733,642	8,882,282	715,679	2,069,920	5,650,244	73,566,175
NT Diversified Bond Fund Institutional Class	21,697,686	55,642,424	36,275,121	204,697	7,291,383	23,465,630	257,652,621
NT Emerging Markets Fund Institutional Class(2)	2,383,190	7,113,524	724,795	(119,931)	—	3,130,447	29,238,379
NT International Growth Fund Institutional Class	7,785,848	19,034,998	4,282,694	(664,358)	680,236	9,596,072	85,309,079
Premium Money Market Fund Investor Class	51,475,048	10,126,859	6,496,564	—	2,497	55,105,343	55,105,343
International Bond Fund Institutional Class	2,248,422	9,592,161	3,551,070	(81,452)	749,498	2,683,510	38,991,394
		$229,207,019	$120,440,809	$(3,883,184)	$31,026,236		$1,116,323,376

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2030 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$13,963,659	—	—	$5,638	1,393,492	$14,701,340
NT Equity Growth Fund Institutional Class	4,576,108	9,641,977	$13,271,904	$5,751	2,011,934	4,248,450	41,889,715
NT Growth Fund Institutional Class	3,575,184	9,913,913	903,597	(59,466)	1,541,952	4,376,014	53,212,334
NT Large Company Value Fund Institutional Class	5,302,532	9,228,528	839,626	(69,306)	551,732	6,349,123	55,364,353
NT Mid Cap Value Fund Institutional Class	1,884,291	5,382,914	—	—	1,953,238	2,459,085	23,779,351
NT Small Company Fund Institutional Class	1,610,307	4,123,126	387,315	(36,250)	1,356,760	2,099,279	17,424,013
NT Vista Fund Institutional Class	1,724,400	5,024,239	123,197	(14,553)	332,129	2,242,006	22,554,577
Real Estate Fund Institutional Class	343,442	1,340,586	148,326	(1,332)	115,876	406,425	8,709,697
High-Yield Fund Institutional Class	1,808,624	2,906,677	248,205	(18,145)	569,990	2,270,350	13,576,694
Inflation-Adjusted Bond Fund Institutional Class	1,761,582	6,869,468	2,735,538	233,218	730,067	2,066,049	26,899,954
NT Diversified Bond Fund Institutional Class	7,112,661	25,557,467	9,805,997	76,149	2,544,743	8,551,171	93,891,860
NT Emerging Markets Fund Institutional Class(2)	1,049,109	3,880,088	24,987	(4,752)	—	1,488,363	13,901,310
NT International Growth Fund Institutional Class	3,364,661	11,564,695	1,128,857	(153,235)	316,068	4,600,023	40,894,206
Premium Money Market Fund Investor Class	18,896,501	5,879,119	2,154,165	—	973	22,621,455	22,621,455
International Bond Fund Institutional Class	188,699	2,022,086	281,967	6,669	71,355	309,006	4,489,856
		$117,298,542	$32,053,681	$(35,252)	$12,102,455		$453,910,715

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2035 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$23,142,534	—	—	$9,699	2,312,627	$24,398,211
NT Equity Growth Fund Institutional Class	8,709,549	10,716,597	$24,244,403	$(846,540)	3,673,566	7,459,071	73,546,436
NT Growth Fund Institutional Class	7,145,093	12,268,766	563,790	(45,320)	2,952,896	8,181,878	99,491,636
NT Large Company Value Fund Institutional Class	10,354,278	9,656,268	3,496,335	(636,194)	1,029,887	11,203,729	97,696,514
NT Mid Cap Value Fund Institutional Class	3,924,103	7,475,558	251,193	(44,036)	3,864,416	4,706,317	45,510,088
NT Small Company Fund Institutional Class	3,084,092	6,252,415	762,251	(70,880)	2,532,172	3,814,384	31,659,388
NT Vista Fund Institutional Class	3,697,733	8,251,476	350,875	(38,103)	694,150	4,546,004	45,732,798
Real Estate Fund Institutional Class	708,485	1,916,275	665,401	(31,424)	227,870	776,429	16,638,882
High-Yield Fund Institutional Class	2,782,415	2,601,529	30,843	(2,259)	848,553	3,225,397	19,287,873
Inflation-Adjusted Bond Fund Institutional Class	2,797,469	8,677,704	5,207,885	415,202	1,098,869	3,036,534	39,535,670
NT Diversified Bond Fund Institutional Class	11,340,729	34,598,167	21,183,791	123,128	3,870,615	12,563,574	137,948,043
NT Emerging Markets Fund Institutional Class(2)	2,487,174	6,796,660	1,176,065	(193,980)	—	3,157,468	29,490,751
NT International Growth Fund Institutional Class	6,548,853	17,611,502	1,954,643	(343,658)	592,767	8,412,441	74,786,600
Premium Money Market Fund Investor Class	22,327,721	7,285,809	3,358,313	—	1,148	26,255,217	26,255,217
		$157,251,260	$63,245,788	$(1,714,064)	$21,396,608		$761,978,107

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2040 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$9,240,278	—	—	$3,770	922,602	$9,733,452
NT Equity Growth Fund Institutional Class	2,942,545	6,419,596	$9,123,382	$(181,860)	1,277,196	2,707,869	26,699,592
NT Growth Fund Institutional Class	2,395,813	7,308,849	258,407	(21,048)	1,060,087	3,015,963	36,674,109
NT Large Company Value Fund Institutional Class	3,511,373	6,293,905	951,727	(80,168)	361,361	4,175,422	36,409,682
NT Mid Cap Value Fund Institutional Class	1,433,027	4,242,980	—	—	1,486,838	1,885,314	18,230,991
NT Small Company Fund Institutional Class	931,595	2,572,396	54,722	(7,930)	804,506	1,256,771	10,431,202
NT Vista Fund Institutional Class	1,345,207	4,399,257	22,695	(2,221)	271,562	1,808,128	18,189,773
Real Estate Fund Institutional Class	244,192	1,076,124	67,991	(955)	83,114	297,097	6,366,789
High-Yield Fund Institutional Class	733,674	1,196,526	—	—	234,201	939,380	5,617,493
Inflation-Adjusted Bond Fund Institutional Class	728,615	3,194,867	1,282,705	113,133	307,054	868,587	11,308,997
NT Diversified Bond Fund Institutional Class	3,040,141	13,147,417	6,070,295	37,873	1,088,473	3,685,482	40,466,587
NT Emerging Markets Fund Institutional Class(2)	949,917	3,740,131	288,185	(50,086)	—	1,352,673	12,633,962
NT International Growth Fund Institutional Class	2,090,083	7,618,411	356,262	(55,744)	202,964	2,940,013	26,136,720
Premium Money Market Fund Investor Class	1,607,613	1,296,453	352,669	—	98	2,551,397	2,551,397
		$71,747,190	$18,829,040	$(249,006)	$7,181,224		$261,450,746

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2045 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$19,544,913	—	—	$8,150	1,952,218	$20,595,903
NT Equity Growth Fund Institutional Class	5,994,389	8,043,779	$21,118,132	$(1,003,145)	2,328,297	4,775,782	47,089,210
NT Growth Fund Institutional Class	4,902,948	8,892,729	1,071,251	(160,688)	2,012,587	5,599,440	68,089,186
NT Large Company Value Fund Institutional Class	7,185,959	7,699,431	3,621,641	(771,863)	702,465	7,761,912	67,683,875
NT Mid Cap Value Fund Institutional Class	2,904,380	5,854,248	852,881	(143,383)	2,793,286	3,450,983	33,371,008
NT Small Company Fund Institutional Class	1,927,123	3,949,414	731,917	(104,799)	1,546,861	2,356,161	19,556,135
NT Vista Fund Institutional Class	2,727,233	6,153,853	834,598	(114,378)	506,377	3,299,858	33,196,575
Real Estate Fund Institutional Class	535,859	1,505,119	812,988	(78,719)	168,549	575,663	12,336,448
High-Yield Fund Institutional Class	1,260,918	1,254,782	333,272	(34,990)	372,489	1,423,513	8,512,606
Inflation-Adjusted Bond Fund Institutional Class	1,238,125	4,154,205	2,865,301	199,334	475,915	1,323,011	17,225,606
NT Diversified Bond Fund Institutional Class	5,019,718	16,930,623	11,363,666	53,339	1,688,064	5,527,549	60,692,483
NT Emerging Markets Fund Institutional Class(2)	2,192,602	6,903,350	881,362	(173,366)	—	2,901,448	27,099,527
NT International Growth Fund Institutional Class	4,073,692	11,535,831	2,311,188	(410,590)	365,448	5,192,576	46,162,002
		$102,422,277	$46,798,197	$(2,743,248)	$12,968,488		$461,610,564

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2050 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$5,186,996	—	—	$2,017	517,123	$5,455,649
NT Equity Growth Fund Institutional Class	1,321,173	4,179,476	$4,775,258	$(144,163)	578,483	1,289,748	12,716,918
NT Growth Fund Institutional Class	1,075,701	4,932,822	149,046	(11,687)	503,003	1,494,901	18,177,995
NT Large Company Value Fund Institutional Class	1,589,778	4,531,572	260,543	(25,765)	172,296	2,113,162	18,426,771
NT Mid Cap Value Fund Institutional Class	644,206	2,773,767	—	—	698,971	939,546	9,085,405
NT Small Company Fund Institutional Class	465,927	1,832,606	77,440	(11,200)	421,101	691,931	5,743,025
NT Vista Fund Institutional Class	606,842	2,858,132	102,964	(12,928)	128,731	899,511	9,049,079
Real Estate Fund Institutional Class	123,739	837,298	36,498	(1,397)	43,580	165,723	3,551,448
High-Yield Fund Institutional Class	226,920	580,238	11,718	(858)	76,028	324,376	1,939,767
Inflation-Adjusted Bond Fund Institutional Class	223,841	1,532,440	519,761	36,002	101,347	299,861	3,904,185
NT Diversified Bond Fund Institutional Class	928,073	5,961,786	2,370,905	15,485	350,421	1,256,343	13,794,650
NT Emerging Markets Fund Institutional Class(2)	515,573	2,857,565	209,421	(35,146)	—	818,241	7,642,371
NT International Growth Fund Institutional Class	830,596	4,393,718	33,860	(3,665)	87,683	1,332,135	11,842,684
		$42,458,416	$8,547,414	$(195,322)	$3,163,661		$121,329,947

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2011					January 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2055 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$196,383	$918	$(2)	$61	19,388	$204,545
NT Equity Growth Fund Institutional Class	12,141	487,744	147,947	(7,238)	15,163	49,457	487,644
NT Growth Fund Institutional Class	9,885	595,659	58,891	(4,788)	14,381	56,911	692,043
NT Large Company Value Fund Institutional Class	14,565	589,173	58,708	(5,738)	3,962	80,335	700,525
NT Mid Cap Value Fund Institutional Class	5,859	301,108	28,772	(2,933)	18,395	35,181	340,201
NT Small Company Fund Institutional Class	4,494	200,396	24,022	(2,704)	11,867	27,226	225,977
NT Vista Fund Institutional Class	5,555	299,962	34,796	(4,260)	3,625	33,632	338,341
Real Estate Fund Institutional Class	1,146	112,955	12,122	(505)	1,198	6,348	136,040
NT Emerging Markets Fund Institutional Class(2)	4,750	268,766	34,868	(5,345)	—	31,816	297,159
NT International Growth Fund Institutional Class	7,408	388,603	41,459	(5,274)	2,405	48,537	431,492
High-Yield Fund Institutional Class	1,984	60,012	5,185	(332)	1,664	11,433	68,371
Inflation-Adjusted Bond Fund Institutional Class	1,951	123,082	11,881	(201)	2,779	10,546	137,315
NT Diversified Bond Fund Institutional Class	7,921	434,794	43,460	(260)	7,961	43,715	479,992
		$4,058,637	$503,029	$(39,580)	$83,461		$4,539,645

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2012, LIVESTRONG 2025 Portfolio owned 25% of the total outstanding shares of NT Diversified Bond Fund.

As of January 31, 2012, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

8. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Federal tax cost of investments	$300,318,563	$746,926,540	$473,166,136	$1,014,231,173	$406,331,313
Gross tax appreciation of investments	$32,445,490	$70,645,767	$51,800,771	$102,092,203	$47,579,402
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$32,445,490	$70,645,767	$51,800,771	$102,092,203	$47,579,402

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Federal tax cost of investments	$695,373,959	$235,369,236	$427,796,170	$113,471,342	$4,411,802
Gross tax appreciation of investments	$66,604,148	$26,081,510	$33,814,394	$7,858,605	$127,843
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$66,604,148	$26,081,510	$33,814,394	$7,858,605	$127,843

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers as of July 31, 2011:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Accumulated capital losses	$(1,387,475)	$(2,729,468)	—	$(3,646,587)	—

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Accumulated capital losses	$(2,543,639)	—	$(1,780,341)	—	—

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018
LIVESTRONG Income Portfolio	—	$(1,387,475)
LIVESTRONG 2015 Portfolio	—	$(2,729,468)
LIVESTRONG 2025 Portfolio	—	$(3,646,587)
LIVESTRONG 2035 Portfolio	—	$(2,543,639)
LIVESTRONG 2045 Portfolio	$(49,022)	$(1,731,319)

The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG Income Portfolio
Investor Class
2012(4)	$11.23	0.18	0.08	0.26	(0.18)	—	(0.18)	$11.31	2.40%	0.21%(5)	3.28%(5)	13%	$96,480
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
2009	$10.64	0.24	(0.95)	(0.71)	(0.31)	(0.09)	(0.40)	$9.53	(6.44)%	0.20%	2.64%	51%	$95,441
2008	$11.06	0.40	(0.38)	0.02	(0.42)	(0.02)	(0.44)	$10.64	0.11%	0.20%	3.61%	26%	$49,378
2007	$10.45	0.33	0.75	1.08	(0.32)	(0.15)	(0.47)	$11.06	10.51%	0.20%	3.03%	22%	$44,109
Institutional Class
2012(4)	$11.24	0.19	0.07	0.26	(0.19)	—	(0.19)	$11.31	2.42%	0.01%(5)	3.48%(5)	13%	$107,686
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202
2009	$10.64	0.26	(0.95)	(0.69)	(0.33)	(0.09)	(0.42)	$9.53	(6.25)%	0.00%(9)	2.84%	51%	$25,088
2008	$11.06	0.42	(0.38)	0.04	(0.44)	(0.02)	(0.46)	$10.64	0.31%	0.00%(9)	3.81%	26%	$9,737
2007	$10.45	0.35	0.75	1.10	(0.34)	(0.15)	(0.49)	$11.06	10.73%	0.00%(9)	3.23%	22%	$8,285

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2012(4)	$11.23	0.17	0.08	0.25	(0.17)	—	(0.17)	$11.31	2.27%	0.46%(5)	3.03%(5)	13%	$99,015
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110
2009	$10.64	0.21	(0.94)	(0.73)	(0.29)	(0.09)	(0.38)	$9.53	(6.67)%	0.45%	2.39%	51%	$34,202
2008	$11.05	0.35	(0.35)	—	(0.39)	(0.02)	(0.41)	$10.64	(0.05)%	0.45%	3.36%	26%	$8,285
2007	$10.45	0.31	0.74	1.05	(0.30)	(0.15)	(0.45)	$11.05	10.13%	0.45%	2.78%	22%	$8,129
C Class
2012(4)	$11.24	0.13	0.08	0.21	(0.13)	—	(0.13)	$11.32	1.87%	1.21%(5)	2.28%(5)	13%	$631
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(7)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(5)	0.77%(5)	13%(8)	$35
R Class
2012(4)	$11.22	0.15	0.08	0.23	(0.15)	—	(0.15)	$11.30	2.14%	0.71%(5)	2.78%(5)	13%	$29,184
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527
2009	$10.63	0.18	(0.93)	(0.75)	(0.27)	(0.09)	(0.36)	$9.52	(6.91)%	0.70%	2.14%	51%	$3,466
2008	$11.05	0.30	(0.34)	(0.04)	(0.36)	(0.02)	(0.38)	$10.63	(0.40)%	0.70%	3.11%	26%	$351
2007	$10.44	0.27	0.76	1.03	(0.27)	(0.15)	(0.42)	$11.05	9.97%	0.70%	2.53%	22%	$112

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(7)	March 1, 2010 (commencement of sale) through July 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
(9)	Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2015 Portfolio
Investor Class
2012(4)	$11.88	0.19	0.06	0.25	(0.27)	—	(0.27)	$11.86	2.18%	0.21%(5)	3.29%(5)	11%	$359,623
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
2009	$11.39	0.26	(1.29)	(1.03)	(0.35)	(0.14)	(0.49)	$9.87	(8.63)%	0.20%	2.78%	28%	$217,149
2008	$11.91	0.43	(0.49)	(0.06)	(0.41)	(0.05)	(0.46)	$11.39	(0.67)%	0.20%	3.62%	20%	$161,838
2007	$11.09	0.32	1.04	1.36	(0.27)	(0.27)	(0.54)	$11.91	12.46%	0.20%	2.74%	18%	$139,725
Institutional Class
2012(4)	$11.90	0.20	0.06	0.26	(0.29)	—	(0.29)	$11.87	2.30%	0.01%(5)	3.49%(5)	11%	$169,961
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
2009	$11.41	0.24	(1.25)	(1.01)	(0.37)	(0.14)	(0.51)	$9.89	(8.42)%	0.00%(6)	2.98%	28%	$59,500
2008	$11.93	0.44	(0.48)	(0.04)	(0.43)	(0.05)	(0.48)	$11.41	(0.46)%	0.00%(6)	3.82%	20%	$17,845
2007	$11.10	0.34	1.05	1.39	(0.29)	(0.27)	(0.56)	$11.93	12.77%	0.00%(6)	2.94%	18%	$15,736
A Class(7)
2012(4)	$11.87	0.18	0.05	0.23	(0.24)	—	(0.24)	$11.86	2.01%	0.46%(5)	3.04%(5)	11%	$216,373
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945
2009	$11.37	0.25	(1.29)	(1.04)	(0.33)	(0.14)	(0.47)	$9.86	(8.79)%	0.45%	2.53%	28%	$40,386
2008	$11.89	0.38	(0.47)	(0.09)	(0.38)	(0.05)	(0.43)	$11.37	(0.93)%	0.45%	3.37%	20%	$24,384
2007	$11.07	0.30	1.03	1.33	(0.24)	(0.27)	(0.51)	$11.89	12.20%	0.45%	2.49%	18%	$19,270

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$11.84	0.14	0.05	0.19	(0.15)	—	(0.15)	$11.88	1.67%	1.21%(5)	2.29%(5)	11%	$1,466
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(8)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(5)	0.83%(5)	9%(9)	$182
R Class
2012(4)	$11.85	0.16	0.06	0.22	(0.21)	—	(0.21)	$11.86	1.93%	0.71%(5)	2.79%(5)	11%	$70,259
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643
2009	$11.36	0.18	(1.25)	(1.07)	(0.31)	(0.14)	(0.45)	$9.84	(9.12)%	0.70%	2.28%	28%	$13,316
2008	$11.88	0.39	(0.51)	(0.12)	(0.35)	(0.05)	(0.40)	$11.36	(1.19)%	0.70%	3.12%	20%	$4,165
2007	$11.06	0.25	1.05	1.30	(0.21)	(0.27)	(0.48)	$11.88	11.92%	0.70%	2.24%	18%	$3,187

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2020 Portfolio
Investor Class
2012(4)	$10.37	0.17	0.01	0.18	(0.23)	(0.03)	(0.26)	$10.29	1.81%	0.21%(5)	3.27%(5)	9%	$147,070
2011	$9.30	0.20	1.06	1.26	(0.19)	—(6)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
2009	$9.49	0.13	(1.03)	(0.90)	(0.12)	—	(0.12)	$8.47	(9.38)%	0.20%	1.70%	53%	$91,329
2008(7)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.20%(5)	1.89%(5)	0%	$1,073
Institutional Class
2012(4)	$10.38	0.17	0.02	0.19	(0.25)	(0.03)	(0.28)	$10.29	1.92%	0.01%(5)	3.47%(5)	9%	$177,361
2011	$9.31	0.24	1.04	1.28	(0.21)	—(6)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
2009	$9.50	0.15	(1.05)	(0.90)	(0.13)	—	(0.13)	$8.47	(9.26)%	0.00%(8)	1.90%	53%	$21,532
2008(7)	$10.00	0.04	(0.54)	(0.50)	—	—	—	$9.50	(5.00)%	0.00%(5)(8)	2.09%(5)	0%	$16
A Class(9)
2012(4)	$10.36	0.15	0.01	0.16	(0.20)	(0.03)	(0.23)	$10.29	1.66%	0.46%(5)	3.02%(5)	9%	$153,698
2011	$9.28	0.19	1.05	1.24	(0.16)	—(6)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483
2009	$9.49	0.15	(1.08)	(0.93)	(0.11)	—	(0.11)	$8.45	(9.72)%	0.45%	1.45%	53%	$3,882
2008(7)	$10.00	0.04	(0.55)	(0.51)	—	—	—	$9.49	(5.10)%	0.45%(5)	1.64%(5)	0%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$10.34	0.13	(0.01)	0.12	(0.12)	(0.03)	(0.15)	$10.31	1.29%	1.21%(5)	2.27%(5)	9%	$908
2011	$9.26	0.10	1.07	1.17	(0.09)	—(6)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(10)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(5)	0.67%(5)	8%(11)	$103
R Class
2012(4)	$10.34	0.14	0.01	0.15	(0.17)	(0.03)	(0.20)	$10.29	1.60%	0.71%(5)	2.77%(5)	9%	$45,936
2011	$9.27	0.16	1.05	1.21	(0.14)	—(6)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928
2009	$9.49	0.14	(1.10)	(0.96)	(0.09)	—	(0.09)	$8.44	(9.96)%	0.70%	1.20%	53%	$3,274
2008(7)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.70%(5)	1.39%(5)	0%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2025 Portfolio
Investor Class
2012(4)	$12.13	0.18	—(5)	0.18	(0.26)	—	(0.26)	$12.05	1.53%	0.21%(6)	3.10%(6)	11%	$468,039
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
2009	$11.63	0.22	(1.63)	(1.41)	(0.30)	(0.16)	(0.46)	$9.76	(11.64)%	0.20%	2.43%	22%	$313,816
2008	$12.35	0.42	(0.69)	(0.27)	(0.40)	(0.05)	(0.45)	$11.63	(2.39)%	0.20%	3.40%	18%	$215,024
2007	$11.49	0.28	1.34	1.62	(0.24)	(0.52)	(0.76)	$12.35	14.45%	0.20%	2.34%	18%	$174,984
Institutional Class
2012(4)	$12.14	0.19	—(5)	0.19	(0.28)	—	(0.28)	$12.05	1.65%	0.01%(6)	3.30%(6)	11%	$254,234
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
2009	$11.64	0.24	(1.63)	(1.39)	(0.32)	(0.16)	(0.48)	$9.77	(11.45)%	0.00%(7)	2.63%	22%	$78,031
2008	$12.37	0.43	(0.69)	(0.26)	(0.42)	(0.05)	(0.47)	$11.64	(2.27)%	0.00%(7)	3.60%	18%	$44,611
2007	$11.51	0.31	1.34	1.65	(0.27)	(0.52)	(0.79)	$12.37	14.67%	0.00%(7)	2.54%	18%	$44,250
A Class(8)
2012(4)	$12.11	0.17	(0.01)	0.16	(0.23)	—	(0.23)	$12.04	1.37%	0.46%(6)	2.85%(6)	11%	$287,441
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045
2009	$11.61	0.21	(1.64)	(1.43)	(0.28)	(0.16)	(0.44)	$9.74	(11.89)%	0.45%	2.18%	22%	$49,723
2008	$12.34	0.35	(0.66)	(0.31)	(0.37)	(0.05)	(0.42)	$11.61	(2.73)%	0.45%	3.15%	18%	$28,073
2007	$11.48	0.26	1.33	1.59	(0.21)	(0.52)	(0.73)	$12.34	14.17%	0.45%	2.09%	18%	$17,076

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$12.09	0.13	(0.02)	0.11	(0.14)	—	(0.14)	$12.06	0.94%	1.21%(6)	2.10%(6)	11%	$2,354
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(9)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(6)	0.43%(6)	10%(10)	$373
R Class
2012(4)	$12.09	0.15	—(5)	0.15	(0.20)	—	(0.20)	$12.04	1.28%	0.71%(6)	2.60%(6)	11%	$104,409
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433
2009	$11.60	0.16	(1.62)	(1.46)	(0.25)	(0.16)	(0.41)	$9.73	(12.12)%	0.70%	1.93%	22%	$16,344
2008	$12.32	0.36	(0.70)	(0.34)	(0.33)	(0.05)	(0.38)	$11.60	(2.90)%	0.70%	2.90%	18%	$2,746
2007	$11.46	0.22	1.34	1.56	(0.18)	(0.52)	(0.70)	$12.32	13.90%	0.70%	1.84%	18%	$1,378

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Per-share amount was less than $0.005.
(6)	Annualized.
(7)	Ratio was less than 0.005%.
(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(9)	March 1, 2010 (commencement of sale) through July 31, 2010.
(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2030 Portfolio
Investor Class
2012(4)	$10.17	0.14	(0.03)	0.11	(0.19)	(0.02)	(0.21)	$10.07	1.19%	0.21%(5)	2.90%(5)	8%	$111,635
2011	$8.95	0.16	1.21	1.37	(0.15)	—(6)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.90%	0.21%	1.63%	7%	$99,983
2009	$9.39	0.10	(1.36)	(1.26)	(0.09)	—	(0.09)	$8.04	(13.30)%	0.20%	1.48%	43%	$70,382
2008(7)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.20%(5)	1.49%(5)	4%	$626
Institutional Class
2012(4)	$10.18	0.15	(0.04)	0.11	(0.21)	(0.02)	(0.23)	$10.06	1.19%	0.01%(5)	3.10%(5)	8%	$154,467
2011	$8.95	0.20	1.20	1.40	(0.17)	—(6)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
2009	$9.40	0.12	(1.37)	(1.25)	(0.10)	—	(0.10)	$8.05	(13.18)%	0.00%(8)	1.68%	43%	$17,528
2008(7)	$10.00	0.04	(0.64)	(0.60)	—	—	—	$9.40	(6.00)%	0.00%(5)(8)	1.69%(5)	4%	$6
A Class(9)
2012(4)	$10.15	0.13	(0.05)	0.08	(0.16)	(0.02)	(0.18)	$10.05	0.93%	0.46%(5)	2.65%(5)	8%	$143,843
2011	$8.93	0.15	1.20	1.35	(0.13)	—(6)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159
2009	$9.39	0.11	(1.39)	(1.28)	(0.08)	—	(0.08)	$8.03	(13.53)%	0.45%	1.23%	43%	$3,378
2008(7)	$10.00	0.03	(0.64)	(0.61)	—	—	—	$9.39	(6.10)%	0.45%(5)	1.24%(5)	4%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$10.13	0.10	(0.04)	0.06	(0.09)	(0.02)	(0.11)	$10.08	0.67%	1.21%(5)	1.90%(5)	8%	$1,186
2011	$8.92	0.06	1.20	1.26	(0.05)	—(6)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(10)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(5)	0.41%(5)	7%(11)	$162
R Class
2012(4)	$10.14	0.12	(0.04)	0.08	(0.14)	(0.02)	(0.16)	$10.06	0.88%	0.71%(5)	2.40%(5)	8%	$42,796
2011	$8.92	0.12	1.20	1.32	(0.10)	—(6)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455
2009	$9.39	0.12	(1.42)	(1.30)	(0.07)	—	(0.07)	$8.02	(13.76)%	0.70%	0.98%	43%	$3,573
2008(7)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.70%(5)	0.99%(5)	4%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2035 Portfolio
Investor Class
2012(4)	$12.52	0.17	(0.07)	0.10	(0.23)	—	(0.23)	$12.39	0.84%	0.21%(5)	2.78%(5)	9%	$314,359
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
2009	$12.10	0.19	(2.13)	(1.94)	(0.24)	(0.18)	(0.42)	$9.74	(15.54)%	0.20%	2.12%	18%	$170,455
2008	$13.09	0.41	(0.95)	(0.54)	(0.40)	(0.05)	(0.45)	$12.10	(4.33)%	0.20%	3.19%	16%	$128,815
2007	$11.85	0.24	1.71	1.95	(0.19)	(0.52)	(0.71)	$13.09	16.86%	0.20%	1.87%	23%	$91,220
Institutional Class
2012(4)	$12.54	0.18	(0.08)	0.10	(0.25)	—	(0.25)	$12.39	0.88%	0.01%(5)	2.98%(5)	9%	$157,863
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
2009	$12.12	0.20	(2.12)	(1.92)	(0.26)	(0.18)	(0.44)	$9.76	(15.34)%	0.00%(6)	2.32%	18%	$46,544
2008	$13.11	0.44	(0.95)	(0.51)	(0.43)	(0.05)	(0.48)	$12.12	(4.13)%	0.00%(6)	3.39%	16%	$24,120
2007	$11.87	0.26	1.72	1.98	(0.22)	(0.52)	(0.74)	$13.11	17.07%	0.00%(6)	2.07%	23%	$22,314
A Class(7)
2012(4)	$12.50	0.15	(0.06)	0.09	(0.20)	—	(0.20)	$12.39	0.75%	0.46%(5)	2.53%(5)	9%	$208,459
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002
2009	$12.09	0.17	(2.13)	(1.96)	(0.22)	(0.18)	(0.40)	$9.73	(15.77)%	0.45%	1.87%	18%	$32,896
2008	$13.08	0.35	(0.92)	(0.57)	(0.37)	(0.05)	(0.42)	$12.09	(4.58)%	0.45%	2.94%	16%	$19,145
2007	$11.83	0.21	1.72	1.93	(0.16)	(0.52)	(0.68)	$13.08	16.67%	0.45%	1.62%	23%	$13,378

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$12.46	0.11	(0.07)	0.04	(0.11)	—	(0.11)	$12.39	0.32%	1.21%(5)	1.78%(5)	9%	$955
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(8)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(5)	0.29%(5)	8%(9)	$86
R Class
2012(4)	$12.48	0.14	(0.07)	0.07	(0.17)	—	(0.17)	$12.38	0.58%	0.71%(5)	2.28%(5)	9%	$80,579
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276
2009	$12.07	0.14	(2.11)	(1.97)	(0.20)	(0.18)	(0.38)	$9.72	(15.92)%	0.70%	1.62%	18%	$10,785
2008	$13.06	0.43	(1.03)	(0.60)	(0.34)	(0.05)	(0.39)	$12.07	(4.84)%	0.70%	2.69%	16%	$2,178
2007	$11.82	0.18	1.71	1.89	(0.13)	(0.52)	(0.65)	$13.06	16.30%	0.70%	1.37%	23%	$975

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2040 Portfolio
Investor Class
2012(4)	$10.11	0.14	(0.08)	0.06	(0.17)	(0.03)	(0.20)	$9.97	0.62%	0.21%(5)	2.76%(5)	8%	$67,520
2011	$8.72	0.14	1.39	1.53	(0.14)	—(6)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
2009	$9.29	0.09	(1.54)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.53)%	0.20%	1.38%	25%	$24,386
2008(7)	$10.00	0.01	(0.72)	(0.71)	—	—	—	$9.29	(7.10)%	0.20%(5)	1.10%(5)	3%	$831
Institutional Class
2012(4)	$10.12	0.14	(0.08)	0.06	(0.19)	(0.03)	(0.22)	$9.96	0.62%	0.01%(5)	2.96%(5)	8%	$84,721
2011	$8.73	0.18	1.37	1.55	(0.16)	—(6)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
2009	$9.29	0.11	(1.56)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.43)%	0.00%(8)	1.58%	25%	$9,846
2008(7)	$10.00	0.03	(0.74)	(0.71)	—	—	—	$9.29	(7.10)%	0.00%(5)(8)	1.30%(5)	3%	$6
A Class(9)
2012(4)	$10.10	0.12	(0.09)	0.03	(0.14)	(0.03)	(0.17)	$9.96	0.37%	0.46%(5)	2.51%(5)	8%	$86,159
2011	$8.71	0.13	1.37	1.50	(0.11)	—(6)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212
2009	$9.29	0.09	(1.57)	(1.48)	(0.08)	—	(0.08)	$7.73	(15.87)%	0.45%	1.13%	25%	$1,551
2008(7)	$10.00	0.02	(0.73)	(0.71)	—	—	—	$9.29	(7.10)%	0.45%(5)	0.85%(5)	3%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$10.07	0.08	(0.08)	—	(0.07)	(0.03)	(0.10)	$9.97	0.02%	1.21%(5)	1.76%(5)	8%	$322
2011	$8.68	0.05	1.38	1.43	(0.04)	—(6)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(10)	$8.60	—(6)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(5)	0.12%(5)	3%(11)	$68
R Class
2012(4)	$10.08	0.11	(0.08)	0.03	(0.12)	(0.03)	(0.15)	$9.96	0.32%	0.71%(5)	2.26%(5)	8%	$22,764
2011	$8.69	0.10	1.38	1.48	(0.09)	—(6)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773
2009	$9.28	0.10	(1.59)	(1.49)	(0.07)	—	(0.07)	$7.72	(16.01)%	0.70%	0.88%	25%	$2,347
2008(7)	$10.00	0.02	(0.74)	(0.72)	—	—	—	$9.28	(7.20)%	0.70%(5)	0.60%(5)	3%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2045 Portfolio
Investor Class
2012(4)	$12.59	0.16	(0.13)	0.03	(0.21)	—	(0.21)	$12.41	0.29%	0.21%(5)	2.62%(5)	11%	$180,205
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
2009	$12.24	0.18	(2.41)	(2.23)	(0.22)	(0.20)	(0.42)	$9.59	(17.74)%	0.20%	1.99%	18%	$85,095
2008	$13.40	0.42	(1.12)	(0.70)	(0.41)	(0.05)	(0.46)	$12.24	(5.53)%	0.20%	3.19%	18%	$72,649
2007	$11.96	0.22	1.92	2.14	(0.17)	(0.53)	(0.70)	$13.40	18.23%	0.20%	1.62%	25%	$48,229
Institutional Class
2012(4)	$12.60	0.17	(0.12)	0.05	(0.23)	—	(0.23)	$12.42	0.48%	0.01%(5)	2.82%(5)	11%	$109,121
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
2009	$12.25	0.20	(2.41)	(2.21)	(0.24)	(0.20)	(0.44)	$9.60	(17.56)%	0.00%(6)	2.19%	18%	$34,639
2008	$13.42	0.44	(1.12)	(0.68)	(0.44)	(0.05)	(0.49)	$12.25	(5.40)%	0.00%(6)	3.39%	18%	$31,054
2007	$11.98	0.23	1.93	2.16	(0.19)	(0.53)	(0.72)	$13.42	18.44%	0.00%(6)	1.82%	25%	$28,483
A Class(7)
2012(4)	$12.56	0.14	(0.12)	0.02	(0.18)	—	(0.18)	$12.40	0.20%	0.46%(5)	2.37%(5)	11%	$123,064
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695
2009	$12.22	0.15	(2.40)	(2.25)	(0.20)	(0.20)	(0.40)	$9.57	(17.98)%	0.45%	1.74%	18%	$17,537
2008	$13.38	0.39	(1.13)	(0.74)	(0.37)	(0.05)	(0.42)	$12.22	(5.78)%	0.45%	2.94%	18%	$11,411
2007	$11.94	0.18	1.92	2.10	(0.13)	(0.53)	(0.66)	$13.38	17.96%	0.45%	1.37%	25%	$9,091

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$12.53	0.09	(0.11)	(0.02)	(0.09)	—	(0.09)	$12.42	(0.15)%	1.21%(5)	1.62%(5)	11%	$418
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(8)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(5)	0.14%(5)	9%(9)	$59
R Class
2012(4)	$12.55	0.13	(0.12)	0.01	(0.15)	—	(0.15)	$12.41	0.11%	0.71%(5)	2.12%(5)	11%	$48,943
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327
2009	$12.21	0.11	(2.38)	(2.27)	(0.18)	(0.20)	(0.38)	$9.56	(18.20)%	0.70%	1.49%	18%	$4,966
2008	$13.36	0.38	(1.14)	(0.76)	(0.34)	(0.05)	(0.39)	$12.21	(5.96)%	0.70%	2.69%	18%	$1,403
2007	$11.93	0.12	1.94	2.06	(0.10)	(0.53)	(0.63)	$13.36	17.58%	0.70%	1.12%	25%	$753

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2050 Portfolio
Investor Class
2012(4)	$9.88	0.12	(0.10)	0.02	(0.14)	(0.02)	(0.16)	$9.74	0.27%	0.21%(5)	2.57%(5)	8%	$30,211
2011	$8.45	0.13	1.42	1.55	(0.12)	—(6)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(6)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
2009	$9.23	0.10	(1.80)	(1.70)	(0.07)	—	(0.07)	$7.46	(18.30)%	0.20%	1.57%	26%	$3,454
2008(7)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.20%(5)	1.16%(5)	3%	$464
Institutional Class
2012(4)	$9.90	0.13	(0.11)	0.02	(0.16)	(0.02)	(0.18)	$9.74	0.26%	0.01%(5)	2.77%(5)	8%	$41,348
2011	$8.46	0.15	1.43	1.58	(0.14)	—(6)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(6)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
2009	$9.23	0.12	(1.80)	(1.68)	(0.08)	—	(0.08)	$7.47	(18.09)%	0.00%(8)	1.77%	26%	$3,179
2008(7)	$10.00	0.03	(0.80)	(0.77)	—	—	—	$9.23	(7.70)%	0.00%(5)(8)	1.36%(5)	3%	$6
A Class(9)
2012(4)	$9.87	0.11	(0.11)	—	(0.12)	(0.02)	(0.14)	$9.73	0.02%	0.46%(5)	2.32%(5)	8%	$38,271
2011	$8.44	0.11	1.41	1.52	(0.09)	—(6)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(6)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463
2009	$9.23	0.07	(1.79)	(1.72)	(0.06)	—	(0.06)	$7.45	(18.52)%	0.45%	1.32%	26%	$336
2008(7)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.45%(5)	0.91%(5)	3%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$9.85	0.08	(0.11)	(0.03)	(0.05)	(0.02)	(0.07)	$9.75	(0.32)%	1.21%(5)	1.57%(5)	8%	$404
2011	$8.42	0.05	1.40	1.45	(0.02)	—(6)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(10)	$8.35	—(6)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(5)	0.06%(5)	13%(11)	$32
R Class
2012(4)	$9.86	0.10	(0.10)	—	(0.10)	(0.02)	(0.12)	$9.74	(0.03)%	0.71%(5)	2.07%(5)	8%	$11,104
2011	$8.43	0.09	1.41	1.50	(0.07)	—(6)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(6)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076
2009	$9.22	0.08	(1.81)	(1.73)	(0.05)	—	(0.05)	$7.44	(18.66)%	0.70%	1.07%	26%	$186
2008(7)	$10.00	0.02	(0.80)	(0.78)	—	—	—	$9.22	(7.80)%	0.70%(5)	0.66%(5)	3%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2055 Portfolio
Investor Class
2012(4)	$9.92	0.13	(0.11)	0.02	(0.10)	$9.84	0.21%	0.20%(5)	2.90%(5)	21%	$1,367
2011(6)	$10.00	0.03	(0.11)	(0.08)	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2012(4)	$9.92	0.15	(0.12)	0.03	(0.11)	$9.84	0.37%	0.00%(5)(7)	3.10%(5)	21%	$1,964
2011(6)	$10.00	0.04	(0.12)	(0.08)	—	$9.92	(0.80)%	0.00%(5)(7)	1.06%(5)	12%	$379
A Class
2012(4)	$9.91	0.13	(0.12)	0.01	(0.08)	$9.84	0.13%	0.45%(5)	2.65%(5)	21%	$1,013
2011(6)	$10.00	0.02	(0.11)	(0.09)	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21
C Class
2012(4)	$9.88	0.06	(0.08)	(0.02)	(0.03)	$9.83	(0.23)%	1.20%(5)	1.90%(5)	21%	$11
2011(6)	$10.00	(0.01)	(0.11)	(0.12)	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2012(4)	$9.90	0.14	(0.14)	—	(0.06)	$9.84	0.04%	0.70%(5)	2.40%(5)	21%	$185
2011(6)	$10.00	0.01	(0.11)	(0.10)	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2012 (unaudited).
(5)	Annualized.
(6)	March 31, 2011 (fund inception) through July 31, 2011.
(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74620   1203

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 30, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2012